Registration No. 033-59861

Registration No. 811-07299

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940]
Amendment No. 45	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT A

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
President and Assistant Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
9277 Centre Pointe Drive, Suite 300
West Chester, Ohio 45069-4866

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 1, 2018 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of Interest in Annuity Investors Variable Account A under
The Commodore Nauticus® Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT A

The Commodore Nauticus®

File No. 033-59861

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page

2. Definitions	Definitions

3. Synopsis	Expense Tables: Examples; Overview

4. Condensed Financial Information
(a) Accumulation unit values	Financial Information: Condensed Financial Information; Appendix A: Condensed Financial Information; Appendix C: Closed Subaccounts: Condensed Financial Information for Closed Subaccounts
(b) Financial Statements	Financial Information: Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies
(a) Depositor	Annuity Investors Life Insurance Company ®
(b) Registrant	The Separate Account
(c) Portfolio company	Portfolios
(d) Prospectus	Portfolios
(e) Voting	Voting of Portfolio Shares
(f) Administrator	Not Applicable

6. Deductions and Expenses
(a) Deductions	Charges and Deductions
(b) Sales load	Not Applicable
(c) Special purchase plans	Not Applicable
(d) Commissions	Distribution of Variable Annuity Contracts
(e) Portfolio company expenses	Expense Tables; Charges and Deductions: Charges and Deductions Assessed Against the Separate Account: Expenses of the Portfolios
(f) Operating expenses	Expense Tables

7. General Description of Variable Annuity Contracts
(a) Persons with rights	The Contracts: Persons with Rights Under a Contract; Voting of Portfolio Shares
(b) (i) Allocations of premium payments	Accumulation Period: Purchase Payments; Accumulation Period: Investment Options-Allocations
(ii) Transfers	Accumulation Period: Transfers
(iii) Exchanges	The Contracts: Persons with Rights under a Contract
(c) Changes in contracts or operations	The Separate Account: Additions, Deletions or Substitutions of Subaccounts
(d) Inquiries	Overview: How Do I Contact the Company?
(e) Frequent transfer risks	Accumulation Period: Transfers: Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers

8. Annuity Period	Benefit Payment Period

9. Death Benefit	Benefit Payment Period: Death Benefit

10. Purchases and Contract Values
(a) Purchases	Accumulation Period: Purchase Payments; Accumulation Period: Investment Options - Allocations; Accumulation Period: Account Value
(b) Valuation	Accumulation Period: Account Value; Definitions; Charges and Deductions
(c) Daily Calculation	Accumulation Period: Account Value; Definitions; Accumulation Period: Purchase Payments
(d) Underwriter	Distribution of Variable Annuity Contracts

11. Redemptions
(a) By owner By annuitant	Accumulation Period: Surrenders Not Applicable

1

Form N-4 Part A Item No.	Heading in Prospectus
(b) Texas Optional Retirement Program	Not Applicable
(c) Check delay	Accumulation Period: Surrenders
(d) Involuntary redemption	Accumulation Period: Termination
(e) Free look	The Contracts: Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Other Information and Notices: Legal Proceedings

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

2

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)
15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) Annuity Investors Life Insurance Company: General Information and History

18. Services
(a) Fees and expenses of registrant	(Prospectus) Expense Tables
(b) Management contracts	Not Applicable
(c) Custodian	Not Applicable
Independentauditors	(SAI) Services: Experts
(d) Assets of registrant	Not Applicable
(e) Affiliated persons	Not Applicable
(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered
(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts
(b) Sales Load	Not Applicable
(c) Frequent transfer arrangements	(Prospectus) Accumulation Period: Transfers: Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers

20. Underwriters	(Prospectus) Distribution of Variable Annuity Contracts (SAI) Distribution of the Contract

21. Calculation of Performance Data
(a) Money market funded subaccounts	Not Applicable
(b) Other Subaccounts	Not Applicable

22. Annuity Payments

(Prospectus) Benefit Payment Period: Annuity Benefit; Benefit Payment Period: Payment of Benefits; Benefit Payment Period: Settlement Options; Benefit Payment Period: Forms of Benefit Payments under Settlement Options

(SAI) Benefit Unit Transfer Formulas; Glossary of Financial Terms

23. Financial Statements	(SAI) Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT A

THE COMMODORE NAUTICUS®

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

PROSPECTUS DATED MAY 1, 2018

This prospectus describes group flexible premium deferred annuity contracts (the “Contracts”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The interests of individual participants under a Contract are evidenced by certificates of participation. The description of Contract provisions and values in this prospectus applies to the interests of certificate Owners.

The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account A (the “Separate Account”). Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Subaccounts available under the Contract invest in the corresponding Portfolios listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares
Invesco V.I. American Value Fund – Series I Shares
Invesco V.I. Core Equity Fund – Series I Shares	Dreyfus Variable Investment Fund
Invesco V.I. Government Securities Fund – Series I Shares	Appreciation Portfolio – Initial Shares
Invesco V.I. Mid Cap Growth Fund – Series I Shares	Government Money Market Portfolio
Growth and Income Portfolio – Initial Shares
American Century Variable Portfolios, Inc.	Opportunistic Small Cap Portfolio – Initial Shares
VP Capital Appreciation Fund – Class I
VP Large Company Value Fund – Class I	Janus Aspen Series
VP Mid Cap Value Fund – Class I	Janus Henderson VIT Balanced Portfolio – Institutional Shares
VP Ultra® Fund – Class I	Janus Henderson VIT Enterprise Portfolio – Institutional Shares
Janus Henderson VIT Forty Portfolio – Institutional Shares
BlackRock Variable Series Funds, Inc.	Janus Henderson VIT Global Research Portfolio – Institutional Shares (Closed)
BlackRock Basic Value V.I. Fund – Class I	Janus Henderson VIT Overseas Portfolio – Service Shares
BlackRock Global Allocation V.I. Fund – Class I
BlackRock Government Money Market V.I. Fund – Class I	Morgan Stanley Variable Insurance Fund, Inc.
BlackRock High Yield V.I. Fund – Class I	Core Plus Fixed Income Portfolio – Class I
U.S. Real Estate Portfolio – Class I
Deutsche Investments VIT Funds
Deutsche Small Cap Index VIP – Class A	Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
Oppenheimer Main Street Fund®/VA – Non-Service Shares

Dreyfus Investment Portfolios	PIMCO Variable Insurance Trust
Technology Growth Portfolio – Initial Shares	PIMCO High Yield Portfolio – Administrative Class

Dreyfus Stock Index Fund, Inc. – Initial Shares	PIMCO Real Return Portfolio – Administrative Class

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Effective on or about May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. was renamed The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund: On or about April 30, 2016, Money Market Portfolio was renamed Government Money Market Portfolio.

Janus Aspen Series: Effective on June 5, 2017, the following Portfolios were renamed.

Janus Aspen Balanced Portfolio was renamed Janus Henderson VIT Balanced Portfolio.

Janus Aspen Enterprise Portfolio was renamed Janus Henderson VIT Enterprise Portfolio.

Janus Aspen Forty Portfolio was renamed Janus Henderson VIT Forty Portfolio.

Janus Aspen Global Research Portfolio was renamed Janus Henderson VIT Global Research Portfolio.

Janus Aspen Overseas Portfolio was renamed Janus Henderson VIT Overseas Portfolio.

Morgan Stanley Variable Insurance Fund, Inc. Effective on or about May 1, 2017, The Universal Institutional Funds, Inc. was renamed Morgan Stanley Variable Insurance Fund, Inc.

Closed Subaccounts

Investment option listed above as “(Closed)” is available only to Contract owners who held Accumulation Units in the Subaccount on the cutoff date listed below. If you have funds allocated to this closed Subaccount, please see Appendix C: Closed Subaccounts.

Cutoff Date
Janus Aspen Series: Janus Henderson VIT Global Research Portfolio-Institutional Shares	April 29, 2005

The Janus Aspen Series: Janus Henderson VIT Global Research Portfolio Closed Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in this Subaccount on April 29, 2005. This investment option will become unavailable to you once you no longer have money in that Closed Subaccount.

Fixed Investment Options

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer the following fixed investment options:

• Fixed Accumulation Account Option	• Fixed Account Option Five-Year Guarantee Period

• Fixed Account Option One-Year Guarantee Period	• Fixed Account Option Seven-Year Guarantee Period

• Fixed Account Option Three-Year Guarantee Period

****************************************

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2018, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as other information regarding the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission’s Web site: http://www.sec.gov. The SEC file number for the Contract is 33-59861. The table of contents for the SAI is printed on the last page of this prospectus.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

Our contract form numbers for The Commodore Nauticus are G800(95)-3 and C800(95)-3. Form numbers may vary by state.

DEFINITIONS

Terms

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

Account Value. The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.

Accumulation Period. The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation Unit. A share of a Subaccount that an Owner purchases during the Accumulation Period.

Accumulation Unit Value. The value of an Accumulation Unit at the end of a Valuation Period.

The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Payment Period. The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit. A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value. The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Death Benefit Valuation Date. The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

Good Order. We cannot process a surrender or withdrawal request until we have received the request in “Good Order” at our administrative office. “Good Order” means the actual receipt by us of a surrender or withdrawal request, along with all the information and other legal documentation that we require to process the request. To be in “Good Order,” the surrender or withdrawal request must be sufficiently clear so that we do not need to exercise any discretion to process the request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Asset Value. The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor. The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

SEC. Securities and Exchange Commission

Valuation Date. A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Additional Details

The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value, fixed account value, Accumulation Unit Values; and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to purchase payments only) (1)	7.00%	7.00%
Transfer Fee (2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread (3)	3.00%	5.00%

(1)	The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.
(2)	The transfer fee currently applies to transfers in excess of 12 in any Contract Year.
(3)	Generally, we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate that we credit to collateral is 3%, the maximum loan interest spread is 5%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 5%.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

	Standard Version	Enhanced Version (1)
Annual Contract Maintenance Fee (2)	$25	$25
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	0.95%
Administration Charge	0.00%	0.00%
Total Separate Account Annual Expenses	1.25%	0.95%

(1)	If you meet certain underwriting criteria established by the Company and the Company expects to incur lower sales and servicing expenses related to your Contract, you will receive the enhanced version of the Contract. The lower mortality and expense risk charge associated with the enhanced version is in recognition of the favorable underwriting of a Contract.
(2)	If you surrender the Contract, we will apply the contract maintenance fee at that time.

Table C: Total Annual Portfolio Operating Expenses

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets, and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Minimum	Maximum
0.27%	1.07%

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2017. Actual expenses of a Portfolio in future years may be higher or lower. The minimum expenses are the expenses of the Dreyfus Stock Index Fund. The maximum expenses are the expenses of the Morgan Stanley VIF U.S. Real Estate Portfolio.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the Table A above), the Annual Expenses (described in the Table B above), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of contingent deferred sales charges on your costs.

Example 1: Standard Version of Contract with Maximum Fund Operating Expenses

•	You invest $10,000 in the standard version of the Contract for the time periods indicated, and your investment has a 5% annual return.

•	The annual contract maintenance fee ($25), the maximum Separate Account annual expenses (1.25% for the standard version), and the maximum Portfolio expenses (1.07%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$964	$1,351	$1,822	$3,637
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$264	$851	$1,522	$3,637

Example 2: Enhanced Version of Contract with Minimum Fund Operating Expenses

•	You invest $10,000 in the enhanced version of the Contract for the time periods indicated, and your investment has a 5% annual return.

•	The annual contract maintenance fee ($25), the minimum Separate Account annual expenses (0.95% for the enhanced version), and the minimum Portfolio expenses (0.27%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$852	$992	$1,187	$2,160
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$152	$492	$887	$2,160

FINANCIAL INFORMATION

Condensed Financial Information

Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2017, or from the end of the year of inception of a Subaccount, if later, to December 31, 2017; and (2) number of accumulation units outstanding as of the end of each period.

Financial Statements

The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is an account that was established and is maintained by the Company. It is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.

What Are the Contracts?

The Contracts are group deferred annuities, which are insurance products. The Contracts are sold with either a standard or enhanced fee structure as described in the Expense Tables section in this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general.

During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently offered and available Fixed Account options.

•	The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts.

•	The Fixed Account options earn a fixed rate of interest declared from time to time by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

How Do I Purchase or Cancel a Contract?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. Where required by state law, Contracts may include a right to cancel provision. The Owner will bear the risk of investment gain or loss on amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.

Will Any Penalties or Charges Apply If I Surrender a Contract?

A contingent deferred sales charge (“CDSC”) may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

•	a transfer fee for certain transfers between investment options;

•	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived); and

•	premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2017 are described in the prospectuses and statements of additional information for the Portfolios.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.gaig.com.

PORTFOLIOS

Overview

The Separate Account is divided into Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The prospectus of each Portfolio contains information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Value Fund	Series I	Invesco Advisors, Inc.	US equity mid cap: mid-cap blend
Invesco V.I. Core Equity Fund	Series I	Invesco Advisors, Inc.	US equity large cap blend: large blend
Invesco V.I. Government Securities Fund	Series I	Invesco Advisors, Inc.	US fixed income: intermediate government
Invesco V.I. Mid Cap Growth Fund	Series I	Invesco Advisors, Inc.	US equity mid cap: mid-cap growth

American Century Variable Portfolios, Inc.
VP Capital Appreciation Fund	Class I	American Century Investment Management Inc.	US equity mid cap: mid-cap growth
VP Large Company Value Fund	Class I	American Century Investment Management Inc.	US equity large cap value: large value
VP Mid Cap Value Fund	Class I	American Century Investment Management Inc.	US equity mid cap: mid-cap value
VP Ultra® Fund	Class I	American Century Investment Management Inc.	US equity large cap growth: large growth

BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund	Class I	BlackRock Inc.	US equity large cap value: large value
Global Allocation V.I. Fund	Class I	BlackRock Inc.	Allocation: world allocation
Government Money Market V.I. Fund	Class I	BlackRock Inc.	US money market: prime money market
High Yield V.I. Fund	Class I	BlackRock Inc.	High yield fixed income: high yield bond

Deutsche Investments VIT Funds
Small Cap Index VIP	Class A	Deutsche Investment Management Americas Inc.	US equity small cap: small blend

Dreyfus
Dreyfus Investment Portfolios Technology Growth Portfolio	Initial	The Dreyfus Corporation	Technology sector equity: technology
Dreyfus Stock Index Fund, Inc.	Initial	The Dreyfus Corporation Index Manager: Mellon Capital Management (an affiliate of The Dreyfus Corporation)	US equity large cap blend: large blend
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	Initial	The Dreyfus Corporation Sub-Adviser: Newton Investment Management (North America) Limited (an affiliate of The Dreyfus Corporation)	US equity large cap blend: large blend

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Dreyfus Variable Investment Fund Appreciation Portfolio	Initial	The Dreyfus Corporation	US equity large cap blend: large blend
Dreyfus Variable Investment Fund Government Money Market Portfolio	N/A	The Dreyfus Corporation	US money market: money market - taxable
Dreyfus Variable Investment Fund Growth and Income Portfolio	Initial	The Dreyfus Corporation	US equity large cap growth: large growth
Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio	Initial	The Dreyfus Corporation	US equity small cap: small growth

Janus Aspen Series
Janus Henderson VIT Balanced Portfolio	Institutional	Janus Capital Management LLC	Moderate allocation: 50% to 70% equity
Janus Henderson VIT Enterprise Portfolio	Institutional	Janus Capital Management LLC	US equity mid cap: mid-cap growth
Janus Henderson VIT Forty Portfolio	Institutional	Janus Capital Management LLC	US equity large cap growth: large growth
Janus Henderson VIT Overseas Portfolio	Service	Janus Capital Management LLC	Global equity large cap: foreign large blend

Morgan Stanley Variable Insurance Fund, Inc.
Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management, Inc.	US fixed income: intermediate-term bond
U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment Management, Inc.	Real estate sector equity: real estate

Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA	Non-Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds Inc.	US equity large cap growth: large growth
Oppenheimer Main Street Fund®/VA	Non-Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds Inc.	US equity large cap blend: large blend

PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio	Administrative	Pacific Investment Management Company LLC	High yield fixed income: high yield bond
PIMCO Real Return Portfolio	Administrative	Pacific Investment Management Company LLC	Inflation linked: inflation-protected bond

The investment category for a Portfolio that is listed in the table above was assigned by an unaffiliated provider of independent investment research and is based on portfolio statistics and compositions over the past three years.

THE FIXED ACCOUNTS

The available fixed investment options are:

•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period

•	Fixed Account Option Three-Year Guarantee Period

•	Fixed Account Option Five-Year Guarantee Period

•	Fixed Account Option Seven-Year Guarantee Period

Note: Currently, you may not transfer amounts to the Fixed Account Option One-Year Guarantee Period or to the Fixed Account Option Three-Year Guarantee Period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest of at least 3% per year. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods

Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be at least 3% but may be higher.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next five years.

Renewal of Fixed Account Options with Guarantee Periods. At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.

The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the date on which annuity payments are set to begin (the “latest date”).

If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period. At the end of the five-year guarantee period, the “latest date” will occur in nine years. You do not elect a new option. The $5,000 is re-allocated to the Fixed Account Option Five-Year Guarantee Period for another five years. At the end of second five-year guarantee period, the “latest date” will occur in four years. Once again, you do not elect a new option. The $5,000 cannot be re-allocated to the Fixed Account Option Five-Year Guarantee Period because the five year guarantee period will extend beyond the “latest date.” No Fixed Account option with a shorter guarantee period is then available. The $5,000 is re-allocated to the Fixed Accumulation Account option.

CHARGES AND DEDUCTIONS

Overview

There are two types of charges and deductions by the Company.

•	Charges and deductions assessed to the certificates

•	Charges and deductions assessed against the Separate Account

Charges and Deductions Assessed to the Certificate

There are charges imposed at the participant level, which are reflected in the participant’s Account Value but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual certificate maintenance fee, transfer fees, and premium taxes, where applicable.

Contingent Deferred Sales Charge (“CDSC”)	Purpose of Charge: Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment depending on number of full years elapsed between date of receipt of the purchase payment and date request for surrender received. The CDSC is calculated as a percentage of purchase payment surrendered.

Number of full years elapsed	0	1	2	3	4	5	6	7+
CDSC	7%	6%	5%	4%	3%	2%	1%	0%

When and How Deducted	On partial or full surrenders of purchase payments only, not earnings, during Accumulation Period. For purposes of calculating the CDSC, we process full or partial surrenders against purchase payments in the order in which we receive them.

Waivers

•   Free withdrawal privilege. See the Surrenders section for information.

•   In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•   Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

•   If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and certificate has been in force for at least seven years; or (ii) after certificate has been in force fifteen years or more.

•   Long-Term Care Waiver Rider. See the Surrenders section for information.

•   If the Social Security Administration determines after the certificate is issued that the Owner is “disabled” as it is defined in the Social Security Act of 1935, as amended.

•   Successor Owner endorsement. See the Account Value section for information.

•   Where required to satisfy state law.

Certificate Maintenance Fee	Purpose of Charge: Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$25.00 per year.

When and How Deducted	During the Accumulation Period, the charge is deducted from amounts invested in the Subaccounts (but not Fixed Account options) on each anniversary of the effective date of the certificate, and at time of full surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Waivers	• In the Company’s discretion where the Company incurs reduced sales and servicing expenses. • During the Benefit Payment Period where required to satisfy state law.

Transfer Fee	Purpose of Charge: Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any certificate year. The Company reserves the right to change the amount of this charge at any time.

When and How Deducted	During the Accumulation Period, we deduct the fee from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a certificate year. The Company reserves the right to eliminate this waiver at any time.

Premium Taxes. Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Expenses Related to Loans. If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus.

Charges and Deductions Assessed against the Separate Account

There is also a charge assessed against the Separate Account. This charge is reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. This charge is the mortality and expense risk charge. The Company does not impose an administration charge.

Mortality and Expense Risk Charge	Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the certificate maintenance fees and transfer fees.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. Contracts with the 1.25% mortality and expense risk charge are referred to as “standard version” Contracts.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, we deduct the charge from the amounts invested in the Subaccounts.

Waivers	When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “enhanced version” Contracts. The mortality and expense risk charge under an enhanced version Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.

Expenses of the Portfolios. In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Maximum Charges and Deductions

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Other than as described above, the Company will never charge more to a certificate than the fees and charges described above, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

Discretionary Waivers of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

THE CONTRACTS

Each Contract is an agreement between the Company and the group Contract Owner. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to the Contracts delivered in the state where you live, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423 or call us at 1-800-789-6771.

Right to Cancel

Where required by state law, the Owner of a certificate may cancel it before midnight of the twentieth day following the date the Owner receives the certificate. For a valid cancellation, the certificate must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the certificate or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the certificate, the certificate will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the purchase payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

Persons with Rights under a Contract

Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners. There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or your civil union partner/domestic partner in applicable states) of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner. The surviving spouse (or your civil union partner/domestic partner in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or your civil union partner/domestic partner in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or your civil union partner/domestic partner in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or your civil union partner/domestic partner in applicable states) must make an election within one year of the Owner’s death.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with those rules. For this purpose, a civil union partner/domestic partner is not considered a spouse.

Civil Union Partners and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by deferral tax law to a surviving spouse in NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Annuitant. The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary. The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

Payee. Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

Assignee. Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

•	to update your contact information, such as your address, phone number and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ACCUMULATION PERIOD

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.

Account Statements

During the Accumulation Period, the Company will provide a report at least once each certificate year of the certificate’s Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

Account Value

The value of a certificate during the Accumulation Period is referred to as the “Account Value.” The Account Value at any given time is the sum of: (1) the value of the Owner’s interest in the Fixed Account options as of that time; and (2) the value of the Owner’s interest in the Subaccounts as of that time. The value of the Owner’s interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that certificate multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Accumulation Units. Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs: transfer from a Subaccount; full or partial surrender from the Subaccounts; payment of a death benefit; application of the amounts in the Subaccounts to a settlement option; deduction of the certificate maintenance fee; or deduction of any transfer fee.

Step Up in Account Value under Successor Owner Endorsement

If the Contract is modified by the Successor Owner endorsement, and the surviving spouse (or your civil union partner/domestic partner in applicable states) of a deceased Owner becomes a Successor Owner of a certificate, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, CDSCs will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the certificate after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner’s death.

The Successor Owner endorsement may not be available in all states.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are set out in the table below.

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$2,000	$5,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single purchase payment	$65,000 or Company approval	$65,000 or Company approval
Maximum total Purchase Payments	$500,000 or Company approval	$500,000 or Company approval

The Company reserves the right to increase or decrease the minimum allowable initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment at its discretion and at any time, where permitted by law.

Processing of Purchase Payments. Each purchase payment will be applied by the Company to the credit of the Owner’s account.

•	If the application form is in Good Order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment at our administrative office.

•	If the application form is not in Good Order, the Company will attempt to get the application form in Good Order within five business days. If the application form is not in Good Order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application form is in Good Order at our administrative office. Once the application form is in Good Order, the purchase payment will be applied to the Owner’s account within two business days.

Each additional purchase payment is credited to a certificate as of the Valuation Date on which the Company receives the purchase payment at our administrative office. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

Investment Options-Allocations

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. The current restrictions on allocations are set out in the table below.

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to Fixed Account option with a guarantee period	$2,000 No amounts may be allocated to a fixed guarantee period option, which would extend beyond the Owner’s 85th birthday or five years after the effective date of the certificate, if later.

Restrictions on allocations during right to cancel period	No current restrictions, however, the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period, if any.

Principal Guarantee Program. An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or withdrawals or loans from the certificate). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

Transfers

During the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options. A transfer is effective on the Valuation Date during which the Company receives the request for transfer at our administrative office, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

The current restrictions on transfers are set out in the table below.

Minimum Transfers Amounts	Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less than $1,000

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Accumulation Account	None

Minimum transfer to Fixed Account option with guarantee period

$2,000

No amounts may be transferred to a Fixed Account option with guarantee period, which would extend beyond the Owner’s 85th birthday or five years after the effective date of the Contract, if later.

Maximum Transfers Amounts	Tax-Qualified and Non-Tax-Qualified
Maximum transfer from Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Maximum transfer from maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.

Maximum transfer from non-maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Timing Restrictions	Tax-Qualified and Non-Tax-Qualified
Timing restrictions on transfers from Fixed Account options

•   Transfers from Fixed Account options may not be made prior to first contract anniversary.

•   Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

Automatic Transfer Programs. During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under a certificate without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes
Dollar Cost Averaging: Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.

Changes in or Termination of Automatic Transfer Programs. The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771, by U.S. or overnight mail, or by facsimile at 513-768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Telephone, Facsimile or Internet Transfers. Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-768-5115, or over the Internet through the Company’s web site at www.gaig.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner or participant who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

The Company discourages (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, participants, annuitants and beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or (3) increased administrative costs due to frequent purchases and redemptions.

To help protect Contract Owners, participants, annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.

U.S. Mail Restrictions. The Company monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Contract Owner or paricipant (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, if a Contract Owner or participant executes multiple transfers involving 10 underlying Portfolios in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing and Interest Sweep.

As a result of this monitoring process, the Company may restrict the method of communication by which transfer requests will be accepted. In general, the Company will adhere to the following guidelines.

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year

We will mail a letter to the Contract owner or participant (the “Restricted Party”) that:

•   we have identified the Restricted Party as a person engaging in harmful trading practices; and

•   if the Restricted Party’s transfer events exceed 12 in one Contract Year, we will automatically require the Restricted Party to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Restricted Party that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Restricted Party to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Restricted Party that are sent by any other means.

On each Contract anniversary, the Company will start the monitoring anew, so that each Contract starts with 0 transfer events the first day of each new Contract year. See, however, the “Other Restrictions” provision below.

Managers of Multiple Contracts. Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.

Other Restrictions. The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, participants, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners and participants (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors: (1) the dollar amount involved in the transfer event; (2) the total assets of the Portfolio involved in the transfer event; (3) the number of transfer events completed in the current Contract year quarter; and (4) whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner or participant information and information about transactions in the Portfolio shares during a specified period; and

•	To prohibit or restrict further purchases or exchanges by a Contract owner or participant if the Portfolio company identifies the Contract owner or participant as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

Surrenders

An Owner may surrender a certificate either in full or in part during the Accumulation Period. A CDSC may apply on surrender. The restrictions and charges on surrenders are set out in the table below.

Minimum amount of partial surrender	$500

Minimum remaining Surrender Value after partial surrender	$500

Certificate maintenance fee on full surrender	$25 (no CDSC applies to fee)

Contingent deferred sales charge (“CDSC”)	Up to 7% of purchase payments

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1⁄2

Amount available for surrender (valued as of end of Valuation Period in which request for surrender is received by the Company)

•   Tax-Qualified: Account Value less applicable CDSC, subject to tax law or employer plan restrictions on withdrawals or surrenders

•   Non-Tax-Qualified: Account Value less applicable CDSC, subject to employer plan restrictions on withdrawals or surrenders

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	• First from accumulated earnings (no CDSC applies); and • Then from purchase payments in the order in which we receive them (CDSC may apply)

A full surrender will terminate a certificate. Partial surrenders are withdrawn proportionally from all Subaccounts and Fixed Account options in which the certificate is invested on the date the Company receives the surrender request unless the Owner requests that the surrender be withdrawn from a specific investment option.

A surrender is effective on the Valuation Date during which the Company receives the request for surrender at our administrative office, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a Fixed Account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege. The Company will waive the CDSC on full or partial surrenders during the second and succeeding certificate years on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last certificate anniversary.

If the free withdrawal privilege is not exercised during a certificate year, it does not carry over to the next certificate year. The free withdrawal privilege may not be available under some group Contracts.

Long-Term Care Waiver Rider. If the Long-Term Care Rider is available in your state, it is automatically provided with your Contract. If a Contract is modified by the Long-Term Care Waiver Rider, surrenders may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider.

Systematic Withdrawal. During the Accumulation Period, an Owner may elect to automatically withdraw money from a certificate. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that may be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent that the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the certificate than if annuitization were elected.

Contract Loans

If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. The Company may make loans to Owners of certain tax-qualified Contracts.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%, but a plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Generally, we require the collateral amount to be 110% of the outstanding loan balance. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 3%, the maximum loan interest spread is 5%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

•	A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 5% and the current “loan interest spread” will be higher than 3%.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can partially surrender from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment. We do not treat loan payments as Purchase Payments for the purpose of the CDSC.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a certificate because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

Termination

The Company reserves the right to terminate any certificate at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the certificate will be involuntarily surrendered and the Company will pay the Owner the amount which would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

BENEFIT PAYMENT PERIOD

Annuity Benefit

Date Annuity Payments Begin. An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the certificate anniversary following the 85th birthday of the eldest Owner, or five years after the effective date of the certificate, whichever is later.

Amount Applied to Annuity Payments. The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract.

Form of Annuity Payments. The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

Death Benefit

A death benefit will be paid under a certificate if the Owner dies during the Accumulation Period. If a surviving spouse (or your civil union partner/domestic partner in applicable states) becomes a Successor Owner of the certificate, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period. An example of the determination of the Death Benefit Amount is included in Appendix B.

Death Benefit Amount. The Death Benefit Amount will equal the greatest of:

1)	the Account Value on the Death Benefit Valuation Date;

2)	the total purchase payment(s), less any partial surrenders and any CDSCs that applied to those amounts; or

3)	the largest Account Value on any certificate anniversary which is an exact multiple of five and prior to the Owner’s death or the Owner’s 75th birthday if earlier, less any partial surrenders and any CDSCs that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Form of Death Benefit Payment. An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

Lump Sum Payments of Death Benefits Prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account.

If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

Payment of Benefits

When a certificate is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Settlement Options

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payment increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description
Income for a Fixed Period	The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

Life Annuity with Payments for a Fixed Period	The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity	The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity	The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

Forms of Benefit Payments Under Settlement Options

Fixed Dollar Payments. Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

The Company guarantees minimum fixed dollar benefit payment factors based on 1983 group annuity mortality tables, for blended lives (60% female/40% male) with interest at 3% per year, compounded annually. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

Variable Dollar Payments. The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors, reduced by a pro rata portion of the certificate maintenance fee, equal to the amount of the annual fee divided by the number of payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccount(s) is less than 3%. Consequently, because the actual rate of return may be different than the assumed rate of return used to set initial payment amounts, the actual payment amounts may vary.

The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the certificate maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Definitions section of this prospectus.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

THE SEPARATE ACCOUNT

General. The Separate Account was established by the Company on May 26, 1995 as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. Interests in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

Additions, Deletions, or Substitutions of Subaccounts. The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company’s control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio.

If the Company substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended (“1940 Act”), or other applicable law. The Company will also notify Owners before it substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company and that is not discriminatory.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING OF PORTFOLIO SHARES

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of Owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly-owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.

The Contracts are sold by insurance agents who are also registered representatives of broker-dealers that have entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the contracts. GAA pays commissions to other broker-dealers for sales made through one of their registered representatives, and these broker-dealers pay their registered representatives from their own funds.

Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract or a percentage of the contract value (sometimes called a trail commission).

Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from the Company’s general assets.

The Statement of Additional Information includes more information about the compensation we pay to GAA and additional compensation that GAA pays to select selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. State income tax considerations relating to the Contracts will vary depending on the state in which the participant resides, and are not discussed in this prospectus or in the Statement of Additional Information. The purchase, ownership and transfer of a participant’s interest in a Contract may also have estate tax and gift tax consequences, which are not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and ownership of the Contracts. A taxpayer should seek advice on legal or tax questions based on his or her particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax-Qualified Retirement Plans

Annuities may qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by specific provisions of the Internal Revenue Code (“IRC”). These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, unless the Contract is a Roth account. Tax-qualified Contracts are often subject to restrictions on withdrawals imposed by the IRC or the employer plan.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, the employer should seek competent legal and tax advice regarding the establishment, maintenance, and operation of the plan and the suitability of the Contract for the particular situation.

Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities (IRAs). IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Subject to certain limitations, an individual may claim a tax deduction for contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities (TSAs). IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental 457(b) Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1⁄2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSA, Roth 401(k), and Roth 457(b) Accounts. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in the Contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. However, the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value. The Contracts are not plan assets and are subject to the claims of the employer’s general creditors. The employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Other Group Annuity Programs

Employers and other group sponsors may make annuity contracts that are not part of a tax-qualified retirement plan available for after-tax contributions from their employees or members of the group. IRC Section 72 contains the broad rules governing the taxation of such annuities. IRC Section 72 generally provides that an annuity is entitled to tax-deferred treatment. This means that in most cases Contract earnings are not included in the participant’s income until they are withdrawn from the Contract. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. In addition, tax deferral is not available for a participant’s interest in a Contract when the participant is a trust, corporation, LLC, partnership, or other entity unless the interest is part of a tax-qualified retirement plan or the participant is a mere agent for a natural person.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other group annuity programs.

	Tax-Qualified Retirement Plans	Nonqualified Deferred Compensation Plans	Other Group Annuity Programs (Non-tax-qualified Contracts)
Plan Types	• IRC §408 IRA, SEP IRA, SIMPLE IRA • IRC §408A Roth IRA • IRC §403(b) TSA • IRC §401 Pension, Profit–Sharing, 401(k) • Governmental IRC §457(b) • IRC §402A Roth TSA, Roth 401(k), or Roth 457(b)	• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Employer or group sponsor, with interests purchased by eligible employees or other members of group. Non-natural participants will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by the IRC and/or plan requirements		None

Distribution Restrictions	Distributions may be restricted to meet IRC and/or plan requirements.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit

Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other ”investment in the contract:” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from taxable income and investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

All IRAs and SEP IRAs are treated as a single IRA, and all Roth IRAs are treated as a single Roth IRA.

Generally, under the “income first” rule, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any investment in the contract made before August 14, 1982 is returned.

All annuity contracts issued to the same owner by the same insurer in the same calendar year are treated as one contract.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of any after-tax contributions or other “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once any after-tax contributions or other “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59 1⁄2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes apply.	Taxable portion of payments made before age 59 1⁄2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). A rollover, transfer, or exchange is not subject to normal contribution limits. The IRC or plan may require that a rollover be held in a separate Contract from other plan funds.

IRC Section 1035 allows a tax-free exchange of a life insurance policy, an endowment contract, or another non-tax-qualified annuity contract for an interest in a non-tax-qualified Contract. It also allows a tax-free exchange of an interest in a non-tax-qualified Contract for another non-tax-qualified annuity contract or qualified long-term care policy.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

During the life of the Owner or plan participant:

•	For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally start by April 1 following the year that the participant reaches age 70 1⁄2. However, a participant in a TSA, a pension, profit-Sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the participant retires from the employer as long as he or she is not a 5% owner of the employer.

•	For a Roth IRA, there are no required distributions during the participant’s life.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the participant.

•	For a Contract that is not tax-qualified, there are no required distributions during the participant’s life.

After the death of the Owner or plan participant:

•	For a tax-qualified Contract other than a Roth IRA, if payments have begun under a settlement option or if the participant died after the date that lifetime required minimum distributions must start, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•	For a Roth IRA, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the participant.

•	For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after the participant’s death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•	For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements, and apply the required minimum rules as if the participant’s interest in the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The SEC file number for the Registration Statement for the Contract is 33-59861.

OTHER INFORMATION AND NOTICES

Householding—Revocation of Consent

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may request additional information about householding by contacting the Company at 1-800-789-6771.

Electronic Delivery of Required Documents

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 or visit our website at www.gaig.com for additional information about electronic delivery of documents.

Legal Proceedings

The Company and Great American Advisors®, Inc. are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company	Distribution of the Contracts
General Information and History	Underwriting Commissions Paid to GAA
State Regulations	GAA Expenses Paid by the Company
Portfolios	Arrangement with Selected Selling Firms
General Information	Payments from the Portfolios and/or Their Service Providers
Services	Benefit Unit Transfer Formulas
Safekeeping of Separate Account Assets	Glossary of Financial Terms
Records and Reports	Federal Tax Matters
Experts	Taxation of Separate Account Income
Tax Deferral on Non-Tax-Qualified Contracts
Financial Statements

Copies of the Statement of Additional Information dated May 1, 2018 are available without charge.

•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gaig.com to request a copy.

Annuity Investors Variable Account A

Request for Statement of Additional Information

Name:
Address:
City, State, Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard Version Accumulation Unit Value	Standard Version Accumulation Units Outstanding	Enhanced Version Accumulation Unit Value	Enhanced Version Accumulation Units Outstanding	Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Fund-Series I Shares (Inception Date 5/1/2005)
25.816404	43,550.678	26.828412	191.909	12/31/17
23.773655	49,858.671	24.630992	226.276	12/31/16
20.844720	55,342.257	21.531019	262.961	12/31/15
23.228649	61,313.718	23.920724	279.240	12/31/14
21.432855	60,318.581	22.004573	377.690	12/31/13
16.164868	61,292.752	16.545835	531.719	12/31/12
13.955403	85,581.825	14.240821	329.788	12/31/11
14.002685	103,336.200	14.245879	695.973	12/31/10
11.599857	96,178.035	11.765623	505.670	12/31/09
8.438291	85,111.168	8.532963	899.265	12/31/08
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
18.715464	8,635.864	19.390523	628.255	12/31/17
16.745579	9,115.952	17.297211	627.717	12/31/16
15.379032	13,442.530	15.837549	623.385	12/31/15
16.527327	26,717.767	16.968526	607.751	12/31/14
15.475788	29,079.232	15.840787	1,025.483	12/31/13
12.125146	32,502.184	12.373554	1,005.346	12/31/12
10.782494	34,702.712	10.969906	1,005.346	12/31/11
10.925614	56,917.969	11.081917	1,380.969	12/31/10
10.098800	59,034.269	10.212277	1,620.443	12/31/09
7.971070	46,146.985	8.036226	1,224.616	12/31/08
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Government Securities Fund-Series I Shares (Inception Date 5/1/2001)
14.850353	41,101.981	15.617553	164.389	12/31/17
14.749163	49,037.792	15.464276	164.389	12/31/16
14.754614	51,114.998	15.423137	164.389	12/31/15
14.889980	50,244.786	15.517482	164.389	12/31/14
14.479509	56,596.643	15.044015	164.393	12/31/13
15.057613	62,534.130	15.597272	164.393	12/31/12
14.880760	86,645.050	15.367154	164.393	12/31/11
13.964270	123,170.274	14.377168	2,038.725	12/31/10
13.416284	118,990.502	13.771147	2,386.801	12/31/09
13.587730	100,138.055	13.904891	4,062.919	12/31/08
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Growth Fund-Series I Shares (Inception Date 5/1/2012)
16.997766	233,708.251	17.293078	5,048.232	12/31/17
14.051848	265,171.630	14.252830	5,074.644	12/31/16
14.123091	272,135.005	14.281704	5,104.233	12/31/15
14.131456	303,041.500	14.246876	5,131.865	12/31/14
13.245782	329,680.429	13.313508	5,746.203	12/31/13
9.789704	351,247.202	9.809977	7,138.890	12/31/12
American Century Variable Portfolios, Inc. - VP Capital Appreciation Fund-Class I (Inception Date 4/25/2014)
13.337941	64,276.955	13.487820	2,535.088	12/31/17
11.089648	69,804.722	11.180411	626.156	12/31/16
10.878738	73,999.918	10.934561	660.382	12/31/15
10.807695	66,065.764	10.830250	1,299.260	12/31/14
American Century Variable Portfolios, Inc. - VP Large Company Value Fund-Class I Shares (Inception Date 5/1/2005)
19.491953	85,810.473	20.256090	687.839	12/31/17
17.770259	99,615.824	18.411154	723.760	12/31/16
15.614343	105,308.392	16.128498	1,523.690	12/31/15
16.452695	108,009.004	16.942978	2,072.604	12/31/14
14.761088	129,461.872	15.154924	1,967.023	12/31/13
11.381456	119,433.277	11.649761	2,028.754	12/31/12
9.902495	151,725.795	10.105079	2,006.865	12/31/11
9.916717	145,594.711	10.089004	2,865.892	12/31/10
9.049172	143,631.839	9.178533	2,980.751	12/31/09
7.633677	146,167.141	7.719337	2,186.782	12/31/08
American Century Variable Portfolios, Inc. - VP Mid Cap Value Fund-Class I Shares (Inception Date 5/1/2005)
31.659530	87,811.354	32.900432	2,158.578	12/31/17
28.702537	95,809.550	29.737500	1,835.418	12/31/16
23.658693	105,599.121	24.437585	1,912.968	12/31/15
24.306278	116,128.637	25.030438	2,476.965	12/31/14

Standard Version Accumulation Unit Value	Standard Version Accumulation Units Outstanding	Enhanced Version Accumulation Unit Value	Enhanced Version Accumulation Units Outstanding	Year
21.141702	116,539.986	21.705663	3,052.344	12/31/13
16.454074	112,946.612	16.841862	2,918.991	12/31/12
14.324490	129,632.957	14.617463	3,470.046	12/31/11
14.606721	155,578.517	14.860411	5,209.780	12/31/10
12.403375	150,377.650	12.580617	5,355.285	12/31/09
9.665945	148,438.694	9.774376	5,968.575	12/31/08
American Century Variable Portfolios, Inc. - VP Ultra® Fund-Class I Shares (Inception Date 5/1/2005)
25.733943	11,099.205	26.742543	150.095	12/31/17
19.707575	17,959.801	20.418206	169.057	12/31/16
19.107599	16,722.227	19.736646	190.300	12/31/15
18.207583	19,309.444	18.750047	716.908	12/31/14
16.762543	18,939.928	17.209691	789.977	12/31/13
12.383478	18,992.815	12.675337	716.910	12/31/12
11.008177	19,238.037	11.233333	716.910	12/31/11
11.029572	11,620.597	11.221153	900.886	12/31/10
9.621508	10,110.283	9.759017	738.643	12/31/09
7.245208	9,338.482	7.326500	822.233	12/31/08
BlackRock Variable Series Funds, Inc. - BlackRock Basic Value V.I. Fund-Class I (Inception Date 12/7/1995)
51.566038	90,801.732	55.107488	1,257.175	12/31/17
48.242229	106,349.378	51.399749	1,263.737	12/31/16
41.335571	115,045.670	43.907681	1,269.440	12/31/15
44.507349	127,041.633	47.133570	2,051.482	12/31/14
40.999783	129,192.462	43.287544	2,067.517	12/31/13
30.069504	143,469.686	31.651302	2,061.648	12/31/12
26.700838	180,227.188	28.019876	3,721.104	12/31/11
27.717262	213,228.860	28.998573	4,134.306	12/31/10
24.882318	218,371.939	25.953811	4,298.707	12/31/09
19.214385	221,409.243	19.981111	5,143.588	12/31/08
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund-Class I (Inception Date 12/7/1995)
35.590517	62,111.803	38.034929	698.898	12/31/17
31.652962	71,654.106	33.724818	752.649	12/31/16
30.786790	72,009.639	32.702622	1,352.021	12/31/15
31.399476	75,661.527	33.252398	1,774.999	12/31/14
31.139763	83,062.125	32.877469	1,895.061	12/31/13
27.478623	98,845.553	28.924174	1,882.477	12/31/12
25.233884	112,268.498	26.480495	2,531.567	12/31/11
26.477333	114,123.793	27.701397	3,606.470	12/31/10
24.362816	111,826.699	25.411988	4,785.231	12/31/09
20.354500	90,253.537	21.166763	4,904.864	12/31/08
BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund - Class I (Inception Date 12/7/1995)
1.210488	237,297.010	1.277178	2,177.737	12/31/17
1.216482	297,672.535	1.280206	2,258.384	12/31/16
1.227663	457,976.519	1.288414	2,339.379	12/31/15
1.240053	542,417.118	1.297830	2,421.081	12/31/14
1.252467	495,543.821	1.307269	21,929.124	12/31/13
1.264899	517,309.516	1.316725	22,736.887	12/31/12
1.277404	526,783.589	1.326238	24,327.224	12/31/11
1.289787	652,213.421	1.335656	26,572.827	12/31/10
1.302246	611,673.666	1.345142	39,611.527	12/31/09
1.313136	601,238.869	1.353058	41,910.296	12/31/08
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund-Class I (Inception Date 12/7/1995)
30.426982	37,048.703	32.499051	966.278	12/31/17
28.703096	44,602.243	30.565208	591.311	12/31/16
25.735797	46,674.916	27.322436	607.115	12/31/15
27.028321	48,320.849	28.607712	621.651	12/31/14

Standard Version Accumulation Unit Value	Standard Version Accumulation Units Outstanding	Enhanced Version Accumulation Unit Value	Enhanced Version Accumulation Units Outstanding	Year
26.600640	47,313.958	28.069764	896.210	12/31/13
24.635755	52,047.580	25.917644	898.493	12/31/12
21.570883	58,053.188	22.624223	1,194.259	12/31/11
21.138969	61,291.931	22.104250	2,243.579	12/31/10
18.556238	63,126.985	19.344844	2,811.585	12/31/09
11.997956	61,740.138	12.470032	2,254.675	12/31/08
Deutsche Investments VIT Funds - Deutsche VIT Small Cap Index VIP-Class A (Inception Date 5/1/1999)
33.595952	69,393.410	35.542097	1,500.830	12/31/17
29.756357	83,557.428	31.385038	1,511.473	12/31/16
24.897604	93,415.638	26.180862	1,520.939	12/31/15
26.427160	95,254.850	27.705078	1,938.692	12/31/14
25.550013	99,445.395	26.704368	4,884.167	12/31/13
18.662346	103,371.006	19.446511	2,135.916	12/31/12
16.257726	105,613.940	16.889302	2,711.170	12/31/11
17.223555	100,811.319	17.838550	4,893.923	12/31/10
13.799314	99,259.574	14.248812	4,687.440	12/31/09
11.040204	93,375.328	11.365292	4,193.161	12/31/08
Dreyfus Investment Portfolios - Technology Growth Portfolio-Initial Shares (Inception Date 5/1/2005)
34.041701	98,310.624	35.375967	4,519.299	12/31/17
24.166601	112,984.432	25.038060	4,716.957	12/31/16
23.368814	122,716.127	24.138189	4,829.426	12/31/15
22.291726	134,245.078	22.955898	4,909.081	12/31/14
21.132026	145,301.980	21.695750	5,381.974	12/31/13
16.113543	158,875.880	16.493315	6,074.319	12/31/12
14.113670	233,418.007	14.402322	6,774.682	12/31/11
15.497810	282,243.958	15.766963	8,186.197	12/31/10
12.078525	287,550.635	12.251135	11,324.209	12/31/09
7.757603	289,394.563	7.844649	13,108.638	12/31/08
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 12/7/1995)
47.224873	323,866.027	50.468196	12,220.214	12/31/17
39.346005	394,522.702	41.921327	12,419.844	12/31/16
35.668111	429,763.769	37.887661	13,587.612	12/31/15
35.723844	462,069.738	37.831934	15,201.675	12/31/14
31.894373	501,478.299	33.674204	15,393.317	12/31/13
24.463072	538,392.699	25.750041	15,848.164	12/31/12
21.405524	625,006.405	22.463057	17,958.097	12/31/11
21.276279	728,883.135	22.259948	22,006.314	12/31/10
18.761386	783,736.549	19.569403	28,104.046	12/31/09
15.038587	789,479.677	15.638759	32,198.953	12/31/08
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.)-Initial Shares (Inception Date 12/7/1995)
33.822327	93,557.629	36.145913	7,757.211	12/31/17
29.695897	118,519.711	31.640190	7,980.369	12/31/16
27.245537	121,281.980	28.941509	8,410.092	12/31/15
28.500892	128,221.491	30.183295	8,624.819	12/31/14
25.439555	152,876.191	26.859659	9,223.413	12/31/13
19.175871	156,784.874	20.185047	10,341.731	12/31/12
17.343135	189,789.374	18.200290	15,417.882	12/31/11
17.405536	220,114.616	18.210576	20,071.486	12/31/10
15.351268	211,564.650	16.012700	22,573.830	12/31/09
11.622399	218,171.699	12.086467	27,620.729	12/31/08
Dreyfus Variable Investment Fund - Appreciation Portfolio-Initial Shares (Inception Date 12/7/1995)
46.072987	143,188.035	49.236846	6,840.373	12/31/17
36.639964	161,214.373	39.037907	7,023.170	12/31/16
34.386063	173,867.495	36.525566	8,659.333	12/31/15
35.702745	199,204.816	37.809308	9,221.309	12/31/14

Standard Version Accumulation Unit Value	Standard Version Accumulation Units Outstanding	Enhanced Version Accumulation Unit Value	Enhanced Version Accumulation Units Outstanding	Year
33.448117	230,255.574	35.314374	9,587.764	12/31/13
27.969026	253,468.549	29.440184	10,660.871	12/31/12
25.649539	335,556.677	26.916518	13,786.482	12/31/11
23.826200	391,375.018	24.927588	17,850.209	12/31/10
20.922965	423,436.333	21.823937	19,667.618	12/31/09
17.287881	448,561.003	17.977722	23,891.958	12/31/08
Dreyfus Variable Investment Fund - Government Money Market Portfolio (formerly Money Market Portfolio) (Inception Date 5/1/2005)
0.984433	290,586.321	1.022138	15,993.955	12/31/17
0.993484	315,422.230	1.028223	16,024.756	12/31/16
1.005875	628,126.263	1.037641	16,044.830	12/31/15
1.018344	354,398.297	1.047136	16,532.693	12/31/14
1.030814	403,950.297	1.056631	17,696.326	12/31/13
1.043285	422,027.219	1.066126	17,848.230	12/31/12
1.055826	502,592.630	1.075675	18,103.871	12/31/11
1.068181	696,909.990	1.085065	19,881.588	12/31/10
1.080517	630,964.916	1.094428	40,051.283	12/31/09
1.091696	859,060.272	1.102633	63,780.313	12/31/08
Dreyfus Variable Investment Fund - Growth & Income Portfolio-Initial Shares (Inception Date 12/7/1995)
29.012392	63,568.643	30.875934	2,238.799	12/31/17
24.541676	67,957.025	26.039225	2,539.836	12/31/16
22.586408	73,544.613	23.892083	2,844.608	12/31/15
22.515660	80,623.312	23.745107	3,512.668	12/31/14
20.713849	91,267.760	21.778745	3,970.495	12/31/13
15.335228	90,749.565	16.074823	4,417.145	12/31/12
13.152980	99,299.559	13.745372	5,816.393	12/31/11
13.701970	117,880.856	14.275805	7,348.250	12/31/10
11.698539	152,493.648	12.151596	8,222.704	12/31/09
9.198753	155,010.579	9.526058	9,897.496	12/31/08
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 12/7/1997)
31.933956	117,122.434	33.985523	4,646.592	12/31/17
25.935823	130,698.679	27.518731	5,097.920	12/31/16
22.434347	143,229.979	23.731491	5,355.128	12/31/15
23.247879	161,859.608	24.517554	5,978.376	12/31/14
23.172633	174,024.722	24.364162	6,295.111	12/31/13
15.796675	179,965.920	16.558698	6,173.131	12/31/12
13.268947	232,728.458	13.866703	8,305.126	12/31/11
15.596105	306,567.529	16.249376	10,153.113	12/31/10
12.042256	310,426.732	12.508733	11,644.442	12/31/09
9.675439	311,061.041	10.019784	14,069.454	12/31/08
Janus Aspen Series - Janus Henderson VIT Balanced Portfolio (formerly Janus Aspen Balanced Portfolio)-Institutional Shares (Inception Date 5/1/1997)
57.271301	235,364.770	61.205037	34,519.683	12/31/17
48.968651	282,680.725	52.174159	35,282.973	12/31/16
47.406389	304,444.402	50.356664	36,857.661	12/31/15
47.710418	337,938.752	50.526115	39,119.897	12/31/14
44.526237	388,981.070	47.011219	41,175.983	12/31/13
37.526244	421,242.825	39.500622	43,903.296	12/31/12
33.448170	506,417.135	35.100810	49,867.940	12/31/11
33.324657	625,907.323	34.865527	62,020.988	12/31/10
31.135396	655,662.992	32.476439	77,489.758	12/31/09
25.045830	678,738.756	26.045511	88,393.055	12/31/08
Janus Aspen Series - Janus Henderson VIT Enterprises Portfolio (formerly Janus Aspen Enterprise Portfolio)-Institutional Shares (Inception Date 5/1/1997)
57.221734	148,773.577	61.153271	3,958.041	12/31/17
45.474171	172,671.618	48.451933	4,028.861	12/31/16
40.983056	186,385.015	43.534528	4,214.832	12/31/15
39.894026	207,787.598	42.249371	4,576.887	12/31/14
35.902934	219,176.326	37.907513	5,519.578	12/31/13

Standard Version Accumulation Unit Value	Standard Version Accumulation Units Outstanding	Enhanced Version Accumulation Unit Value	Enhanced Version Accumulation Units Outstanding	Year
27.464506	233,288.070	28.910188	5,983.329	12/31/12
23.713552	290,455.176	24.885816	6,381.660	12/31/11
24.359101	336,915.543	25.485994	7,423.816	12/31/10
19.600569	355,512.718	20.445304	11,399.954	12/31/09
13.705224	368,932.578	14.252575	12,697.115	12/31/08
Janus Aspen Series - Janus Henderson VIT Forty Portfolio (formerly Janus Aspen Forty Portfolio)-Institutional Shares (Inception Date 5/1/1999)
29.655288	161,209.868	31.373209	2,874.371	12/31/17
23.043395	176,902.735	24.304739	2,912.646	12/31/16
22.833756	187,547.596	24.010678	2,952.614	12/31/15
20.604692	192,942.258	21.601115	3,447.594	12/31/14
19.189767	215,204.862	20.056834	4,210.609	12/31/13
14.808308	233,073.327	15.430571	5,109.973	12/31/12
12.078414	270,378.728	12.547680	6,213.711	12/31/11
13.108480	351,484.560	13.576596	9,075.661	12/31/10
12.435039	348,891.057	12.840126	11,384.888	12/31/09
8.605297	340,745.535	8.858714	13,697.214	12/31/08
Janus Aspen Series - Janus Henderson VIT Overseas Portfolio (formerly Janus Aspen Overseas Portfolio)-Service Shares (Inception Date 5/1/2001)
18.335323	205,731.061	19.282983	2,253.985	12/31/17
14.194181	241,316.220	14.882769	2,318.639	12/31/16
15.407282	266,713.236	16.105767	2,463.575	12/31/15
17.108680	274,280.829	17.830055	2,773.494	12/31/14
19.710488	255,983.954	20.479272	2,867.370	12/31/13
17.465652	258,668.419	18.091960	2,798.375	12/31/12
15.627892	333,708.055	16.138995	6,413.216	12/31/11
23.389268	378,067.865	24.081061	9,912.670	12/31/10
18.945417	358,424.498	19.446800	10,183.017	12/31/09
10.713638	358,898.577	10.963884	9,899.347	12/31/08
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/1997)
21.146204	141,270.296	22.504272	2,037.331	12/31/17
20.154892	174,487.870	21.384528	2,037.331	12/31/16
19.234616	192,926.459	20.346314	3,689.846	12/31/15
19.605641	196,918.394	20.675963	4,206.952	12/31/14
18.407825	189,911.718	19.353975	5,173.594	12/31/13
18.700002	200,048.639	19.601619	5,374.105	12/31/12
17.304315	202,423.607	18.083422	7,823.224	12/31/11
16.586102	215,955.633	17.280525	8,866.959	12/31/10
15.676009	218,043.181	16.282889	11,487.401	12/31/09
14.478010	191,870.029	14.992986	13,388.814	12/31/08
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio-Class I (Inception Date 5/1/1997)
56.322819	47,437.894	59.940648	883.598	12/31/17
55.313892	57,043.520	58.689191	980.413	12/31/16
52.440756	62,989.376	55.472391	1,169.404	12/31/15
51.976436	73,815.316	54.814728	2,077.029	12/31/14
40.574434	71,896.459	42.660642	1,853.061	12/31/13
40.261188	73,328.691	42.203059	2,531.485	12/31/12
35.199097	82,460.827	36.784530	3,005.865	12/31/11
33.651519	91,422.365	35.061003	3,514.849	12/31/10
26.220630	88,862.502	27.236292	5,221.573	12/31/09
20.687160	89,003.226	21.423309	5,488.539	12/31/08
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares (Inception Date 5/1/2001)
21.646654	74,729.616	22.495185	958.827	12/31/17
17.282388	90,214.693	17.905640	985.103	12/31/16
17.895301	97,881.150	18.484501	1,014.051	12/31/15
17.501613	96,235.284	18.023098	1,036.258	12/31/14
15.356796	92,857.950	15.766505	1,062.702	12/31/13

Standard Version Accumulation Unit Value	Standard Version Accumulation Units Outstanding	Enhanced Version Accumulation Unit Value	Enhanced Version Accumulation Units Outstanding	Year
11.986429	88,986.973	12.268969	1,062.702	12/31/12
10.637157	91,261.027	10.854767	1,062.702	12/31/11
10.896755	89,678.883	11.086067	1,767.815	12/31/10
10.084951	79,718.479	10.229108	2,476.362	12/31/09
7.066596	78,099.398	7.145918	2,239.514	12/31/08
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA-Non-Service Shares (Inception Date 5/1/2001)
23.824998	16,925.328	24.758827	429.626	12/31/17
20.636233	19,307.358	21.380351	429.626	12/31/16
18.722452	16,943.939	19.338833	429.626	12/31/15
18.348683	20,267.120	18.895360	947.810	12/31/14
16.784460	18,221.029	17.232190	947.815	12/31/13
12.898509	18,547.874	13.202505	947.815	12/31/12
11.176875	23,227.978	11.405491	935.279	12/31/11
11.319687	30,957.303	11.516314	1,489.536	12/31/10
9.872691	24,849.419	10.013792	1,470.094	12/31/09
7.793221	24,920.246	7.880666	1,524.923	12/31/08
PIMCO Variable Insurance Trust - PIMCO High Yield Portfolio-Administrative Class (Inception Date 5/1/2001)
19.170263	30,614.047	19.921621	914.281	12/31/17
18.205746	36,102.727	18.862159	931.802	12/31/16
16.390295	41,991.101	16.929834	951.430	12/31/15
16.875408	44,837.751	17.378095	1,462.754	12/31/14
16.534760	42,464.013	16.975753	1,462.751	12/31/13
15.834700	41,822.679	16.207790	1,462.751	12/31/12
14.026032	39,126.163	14.312803	1,462.751	12/31/11
13.741058	44,043.008	13.979633	1,460.804	12/31/10
12.152233	43,907.812	12.325800	1,734.496	12/31/09
8.762768	26,634.397	8.861040	1,111.513	12/31/08
PIMCO Variable Insurance Trust - PIMCO Real Return Portfolio-Administrative Class (Inception Date 5/1/2001)
13.715298	102,868.542	14.252855	55.055	12/31/17
13.398136	119,286.896	13.881219	55.055	12/31/16
12.897088	133,268.951	13.321643	480.140	12/31/15
13.423506	130,527.496	13.823382	480.140	12/31/14
13.184623	170,093.553	13.536265	2,820.817	12/31/13
14.707210	167,886.650	15.053719	6,724.721	12/31/12
13.694458	181,529.280	13.974443	7,614.342	12/31/11
12.417047	222,450.364	12.632665	4,555.504	12/31/10
11.630885	200,937.324	11.797021	7,063.626	12/31/09
9.948143	166,170.992	10.059707	8,146.666	12/31/08

The above table gives year-end Accumulation Unit information for each Subaccount for the Commodore Nauticus for each of the last 10 fiscal years through December 31, 2017. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the BlackRock Money Market V.I. Fund Subaccount and the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of each Subaccount’s inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccounts will be contained in Appendix C: Closed Subaccount.

APPENDIX B: EXAMPLES OF DEATH BENEFIT AMOUNT

This example is intended to help you understand how a partial surrender and any applicable CDSCs impact the Death Benefit amount. This example assumes:

•	your total Purchase Payments equal $100,000;

•	you withdraw $10,000 from the Contract in the second Contract year, and incur applicable CDSCs in the amount of $638;

•	your Account Value on the Death Benefit Valuation Date is $140,000;

•	the Death Benefit Valuation Date occurs on the 9th Contract Anniversary Date;

•	the Account Value on the 5th Contract Anniversary Date was $115,000; and

•	the Death Benefit Valuation Date occurs prior to the Owner’s 75th birthday.

Step One: Calculate the total Purchase Payment(s) less any partial surrenders and applicable CDSCs.

Purchase Payments	$100,000
Less partial surrenders/withdrawals	-10,000
Less applicable CDSCs	-638

Purchase Payments reduced for partial surrenders/CDSCs	$89,362

Step Two: Determine the largest Account Value on any Contract Anniversary which is an exact multiple of five prior to the Death Benefit Valuation Date, less any partial surrenders and applicable CDSCs.

Largest Account Value (5th Contract Anniversary)	$115,00
Less applicable partial surrenders/withdrawals*	-0
Less applicable CDSCs*	-0

Largest Account Value (5th Contract Anniversary) reduced for partial surrenders/CDSCs	$115,000

*	Only partial surrenders/withdrawals made after, and associated CDSCs imposed after, the relevant Contract Anniversary (i.e., the 5th Contract Anniversary in this example) are “applicable” to reduce the relevant Largest Account Value.

Step Three: Determine the Death Benefit amount.

The Death Benefit amount is the largest of the following:

Account Value on the Death Benefit Valuation Date	$140,000
Purchase Payments reduced for partial surrenders/CDSCs	$89,362
Largest Account Value (5th Contract Anniversary) reduced for partial surrenders/CDSCs	$115,000

In this example, the Account Value ($140,000) is larger than the reduced Purchase Payments ($89,362) and larger than the Largest Account Value ($115,000). So, the Death Benefit amount would be based on your Account Value on the Death Benefit Valuation Date ($140,000).

The Death Benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

APPENDIX C: CLOSED SUBACCOUNT

This Appendix provides information you should know before making any decision to allocate Purchase Payments or transfer amounts to the Subaccounts (individually, the “Closed Subaccount” and collectively, the “Closed Subaccounts”) investing in the Portfolios listed below (“Closed Portfolios”). Each Closed Subaccount is an additional investment option available only to Contract Owners or Participants who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY	CUTOFF DATE
Janus Aspen Series Janus Henderson VIT Global Research Portfolio	Institutional	Janus Capital Management LLC	Global equity: world large stock	April 29, 2005

Condensed Financial Information for Closed Subaccounts

The table below gives year-end Accumulation Unit information for the Commodore Nauticus® variable annuities with respect to the Closed Subaccount for each of the last 10 fiscal years through December 31, 2017. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for the Closed Subaccount shown was 10.00000 as of December 7, 1995 (the inception date of the Closed Subaccount).

	Standard Accumulation Unit Value	Standard Number of Accumulation Units Outstanding	Enhanced Accumulation Unit Value	Enhanced Number of Accumulation Units Outstanding	Year Ended
Janus Aspen Series - Janus Henderson VIT Global Research Portfolio (formerly Janus Aspen Global Research Portfolio)—Institutional Shares	36.054329	180,516.737	38.531118	17,863.501	12/31/17
	28.741106	207,286.412	30.622823	18,590.539	12/31/16
	28.515694	227,723.133	30.290614	19,424.842	12/31/15
	29.552281	257,365.132	31.296618	20,126.698	12/31/14
	27.852927	286,282.216	29.407626	20,955.639	12/31/13
	21.962212	306,991.138	23.117929	22,344.006	12/31/12
	18.522226	374,501.380	19.437583	28,298.493	12/31/11
	21.744439	423,927.343	22.749977	31,341.503	12/31/10
	19.009303	459,545.150	19.828197	35,074.780	12/31/09
	13.979734	487,311.412	14.537779	38,669.594	12/31/08

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT A

GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

The Commodore Nauticus® Contracts

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2018

This Statement of Additional Information supplements the current prospectus for The Commodore Nauticus variable annuity contract (the “Contract”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account A (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the Contract. Terms used in the current prospectuses for the Contract are incorporated in this Statement of Additional Information and have the same meaning as in the prospectus.

A copy of a Nauticus Contract prospectus dated May 1, 2018, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gaig.com to request a copy. The prospectuses for the Nauticus Contract and the underlying Portfolios are posted at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

We filed a Registration Statement with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933 relating to the Contract. This Statement of Additional Information was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contract. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for the Contract is File Number 033-59861.

Statements in this Statement of Additional Information discussing the content of the Contract and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contract or any other legal document, refer to the appropriate exhibit to the Registration Statement.

Our contract form numbers for The Commodore Nauticus are G800(95)-3 and C800(95)-3. Form numbers may vary by state.

1

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity contracts.

We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”) which is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contract will be modified accordingly.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the portfolios offered through the Contract. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

SERVICES

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2017 and for the periods indicated in the financial statements, and of the Company at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

3

DISTRIBUTION OF THE CONTRACT

The offering of the Contract to new purchasers has been suspended. Existing Contract or Certificate owners may make additional purchase payments, however. Although we do not anticipate any further offering of the Contract, we reserve the right to resume offering the Contract.

Underwriting Commissions Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company (the “AILIC VA Products”).

Aggregate dollar amounts of underwriting commissions paid to GAA totaled $3.52 million in 2017, $3.76 million in 2016, and $4.50 million in 2015, which GAA subsequently paid to selling firms in its distribution network. GAA did not retain any underwriting commissions in the last three fiscal years.

GAA Expenses Paid by the Company

GAFRI, an affiliate of the Company, pays for some of GAA’s operating and other expenses, including overhead, legal, and accounting fees. The Company may pay for certain sales expenses of GAA, such as marketing materials and advertising expenses, and certain other expenses of distributing the Contracts.

Arrangements with Selected Selling Firms

GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the AILIC VA Products (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the AILIC VA Products) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the AILIC VA Products over other financial products available in the marketplace.

In 2017, payments of less than $25,000 were made to the following selling firms in connection with conference sponsorships: Lincoln Investment Planning, Inc. and PlanMember Securities Corp.

Payments from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and related expenses incurred by the Company and/or its affiliates. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners.

The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the AILIC VA Products, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments, which may be significant.

Rule 12b-1 Fees. The Company and/or GAA receive 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25%. The Company and/or GAA may receive all or a portion of a 12b-1 fee attributable to the AILIC VA Products. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25%. Some service providers may pay more in Support Fees than others.

4

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC VA Products. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. Owners of AILIC VA Products and participants in group AILIC VA Products, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of the AILIC VA Products, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

BENEFIT UNIT TRANSFER FORMULAS

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) = BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contract is valued. Read these terms in conjunction with the Definitions section of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for versions of the Contract with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for versions of the Contract with different Separate Account fee structures, as described in the Expense Tables.

5

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

•	NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectus for the Contract. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contract. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contract.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of variable annuity contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a non-tax-qualified variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of non-tax-qualified variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract

6

owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contract are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. For a Contract that is not tax-qualified, these differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-Tax-Qualified Contracts

IRC Section 817(h) requires that with respect to Contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not tax-qualified.

FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2017 and for the periods indicated in the financial statements, and the Company’s financial statements at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

7

FINANCIAL STATEMENTS

Annuity Investors Variable Account A

Year Ended December 31, 2017

With Report of Independent Registered

Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT A

FINANCIAL STATEMENTS

Year Ended December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company

             and

Contract Holders of Annuity Investors Variable Account A

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account A (the “Separate Account”), comprised of the sub-accounts described in Note 1 (collectively referred to as the “subaccounts”), as of December 31, 2017, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts comprising Annuity Investors Variable Account A at December 31, 2017, the results of its operations for the year then ended, and the changes in net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1996
April 27, 2018
Cincinnati, Ohio

1

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2017

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	61,451.061	$1,050,697	$1,129,471
Invesco V.I. Core Equity Fund-Series I Shares	4,733.290	162,894	173,806
Invesco V.I. Government Securities Fund-Series I Shares	53,720.094	639,959	612,946
Invesco V.I. Mid Cap Growth Fund-Series I Shares	722,387.482	3,297,377	4,059,818
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	59,315.705	863,668	891,515
VP Large Company Value Fund-Class I	106,946.522	1,373,773	1,686,547
VP Mid Cap Value Fund-Class I	125,322.389	2,275,766	2,851,084
VP Ultra® Fund-Class I	14,976.227	230,980	289,640
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	304,587.521	4,282,261	4,751,565
BlackRock Global Allocation V.I. Fund-Class I	129,616.090	2,102,053	2,237,174
BlackRock Government Money Market V.I. Fund-Class I	290,026.186	290,026	290,026
BlackRock High Yield V.I. Fund-Class I	157,003.159	1,140,742	1,158,683
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	130,381.647	1,988,410	2,384,680
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	146,410.666	2,245,385	3,506,535
Dreyfus Stock Index Fund, Inc.-Initial Shares	297,518.028	9,687,167	15,911,264
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	85,540.805	3,079,945	3,444,728
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	155,086.085	5,765,006	6,933,899
Government Money Market Portfolio	302,410.790	302,410	302,411
Growth and Income Portfolio-Initial Shares	58,478.099	1,482,249	1,913,403
Opportunistic Small Cap Portfolio-Initial Shares	63,987.188	1,992,130	3,898,099
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	442,087.470	12,317,979	15,592,425
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	123,922.565	5,705,524	8,755,129
Janus Henderson VIT Forty Portfolio-Institutional Shares	122,507.629	4,458,871	4,870,903
Janus Henderson VIT Global Research Portfolio-Institutional Shares	140,560.752	4,077,268	7,196,711
Janus Henderson VIT Overseas Portfolio-Service Shares	124,125.212	3,918,574	3,815,609
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	276,245.823	2,883,522	3,033,179
U.S. Real Estate Portfolio-Class I	125,451.168	2,334,581	2,724,799
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	29,429.356	1,587,416	1,639,215
Oppenheimer Main Street Fund®/VA-Non-Service Shares	12,833.580	380,838	413,883
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	76,886.059	591,175	605,093
PIMCO Real Return Portfolio-Administrative Class	113,660.017	1,506,315	1,411,657

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2017

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	43,550.678	$25.816404	$1,124,322
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	191.909	26.828412	5,149
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	8,635.864	18.715464	161,624
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	628.255	19.390523	12,182
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	41,101.981	14.850353	610,379
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	164.389	15.617553	2,567
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	233,708.251	16.997766	3,972,519
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	5,048.232	17.293078	87,299
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	64,276.955	13.337941	857,322
VP Capital Appreciation Fund-Class I - 0.95% series contract	2,535.088	13.487820	34,193
VP Large Company Value Fund-Class I - 1.25% series contract	85,810.473	19.491953	1,672,614
VP Large Company Value Fund-Class I - 0.95% series contract	687.839	20.256090	13,933
VP Mid Cap Value Fund-Class I - 1.25% series contract	87,811.354	31.659530	2,780,066
VP Mid Cap Value Fund-Class I - 0.95% series contract	2,158.578	32.900432	71,018
VP Ultra® Fund-Class I - 1.25% series contract	11,099.205	25.733943	285,626
VP Ultra® Fund-Class I - 0.95% series contract	150.095	26.742543	4,014
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	90,801.732	51.566038	4,682,285
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	1,257.175	55.107488	69,280
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	62,111.803	35.590517	2,210,591
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	698.898	38.034929	26,583
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	237,297.010	1.210488	287,245
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	2,177.737	1.277178	2,781
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	37,048.703	30.426982	1,127,280
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	966.278	32.499051	31,403
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A - 1.25% series contract	69,393.410	33.595952	2,331,337
Deutsche Small Cap Index VIP-Class A - 0.95% series contract	1,500.830	35.542097	53,343
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	98,310.624	34.041701	3,346,660
Technology Growth Portfolio-Initial Shares - 0.95% series contract	4,519.299	35.375967	159,875
Dreyfus Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	323,866.027	47.224873	15,294,532
Dreyfus Stock Index Fund, Inc. -Initial Shares - 0.95% series contract	12,220.214	50.468196	616,732
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	93,557.629	33.822327	3,164,337
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	7,757.211	36.145913	280,391
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	143,188.035	46.072987	6,597,101
Appreciation Portfolio-Intial Shares - 0.95% series contract	6,840.373	49.236846	336,798
Government Money Market Portfolio-Intial Shares - 1.25% series contract	290,586.321	0.984433	286,063
Government Money Market Portfolio-Intial Shares - 0.95% series contract	15,993.955	1.022138	16,348
Growth and Income Portfolio-Intial Shares - 1.25% series contract	63,568.643	29.012392	1,844,278
Growth and Income Portfolio-Intial Shares - 0.95% series contract	2,238.799	30.875934	69,125
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	117,122.434	31.933956	3,740,182
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	4,646.592	33.985523	157,917
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	235,364.770	57.271301	13,479,647
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	34,519.683	61.205037	2,112,778
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	148,773.577	57.221734	8,513,082
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	3,958.041	61.153271	242,047
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	161,209.868	29.655288	4,780,725
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,874.371	31.373209	90,178
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	180,516.737	36.054329	6,508,410
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	17,863.501	38.531118	688,301
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	205,731.061	18.335323	3,772,145
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	2,253.985	19.282983	43,464

The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2017

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Continued) (Note 2):
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	141,270.296	$21.146204	$2,987,330
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	2,037.331	22.504272	45,849
U.S. Real Estate Portfolio-Class I - 1.25% series contract	47,437.894	56.322819	2,671,836
U.S. Real Estate Portfolio-Class I - 0.95% series contract	883.598	59.940648	52,963
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.25% series contract	74,728.206	21.646654	1,617,646
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 0.95% series contract	958.827	22.495185	21,569
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.25% series contract	16,925.328	23.824998	403,246
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 0.95% series contract	429.626	24.758827	10,637
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	30,614.047	19.170263	586,879
PIMCO High Yield Portfolio-Administrative Class - 0.95% series contract	914.281	19.921621	18,214
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	102,869.952	13.715298	1,410,872
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	55.055	14.252855	785

The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS

For The Year Ended December 31, 2017

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$9,029	$14,042	$(5,013)	$49,847	$12,924	$36,261	$99,032	$94,019
Invesco V.I. Core Equity Fund-Series I Shares	1,804	2,106	(302)	3,502	9,037	6,563	19,102	18,800
Invesco V.I. Government Securities Fund-Series I Shares	13,167	8,059	5,108	(11,338)	0	10,765	(573)	4,535
Invesco V.I. Mid Cap Growth Fund-Series I Shares	0	48,475	(48,475)	153,521	241,284	393,192	787,997	739,522
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	10,341	(10,341)	5,395	102,624	55,966	163,985	153,644
VP Large Company Value Fund-Class I	28,707	20,852	7,855	138,464	87,417	(78,265)	147,616	155,471
VP Mid Cap Value Fund-Class I	42,166	33,742	8,424	188,583	53,907	20,835	263,325	271,749
VP Ultra® Fund-Class I	923	3,346	(2,423)	46,941	11,737	19,084	77,762	75,339
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	71,634	59,495	12,139	382,749	178,873	(259,061)	302,561	314,700
BlackRock Global Allocation V.I. Fund-Class I	28,518	27,432	1,086	(7,942)	22,109	244,091	258,258	259,344
BlackRock Government Money Market V.I. Fund-Class I	2,161	3,884	(1,723)	0	1	0	1	(1,722)
BlackRock High Yield V.I. Fund-Class I	62,790	15,173	47,617	9,114	0	15,842	24,956	72,573
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	21,462	28,624	(7,162)	169,502	83,104	39,030	291,636	284,474
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	0	39,205	(39,205)	389,695	146,988	565,883	1,102,566	1,063,361
Dreyfus Stock Index Fund, Inc.-Initial Shares	259,786	192,038	67,748	1,426,500	366,507	983,156	2,776,163	2,843,911
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	38,172	42,668	(4,496)	291,571	219,438	(41,739)	469,270	464,774
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	86,026	79,990	6,036	360,134	821,991	288,460	1,470,585	1,476,621
Government Money Market Portfolio-Initial Shares	1,060	3,948	(2,888)	0	0	0	0	(2,888)
Growth and Income Portfolio-Initial Shares	13,134	22,069	(8,935)	126,680	75,211	108,607	310,498	301,563
Opportunistic Small Cap Portfolio-Initial Shares	0	44,617	(44,617)	253,916	42,435	508,137	804,488	759,871
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	242,158	185,620	56,538	789,995	30,708	1,535,036	2,355,739	2,412,277
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	20,607	102,257	(81,650)	538,954	509,745	917,205	1,965,904	1,884,254
Janus Henderson VIT Forty Portfolio-Institutional Shares	0	57,250	(57,250)	15,604	239,056	937,965	1,192,625	1,135,375
Janus Henderson VIT Global Research Portfolio-Institutional Shares	55,352	83,524	(28,172)	439,677	0	1,126,511	1,566,188	1,538,016
Janus Henderson VIT Overseas Portfolio-Service Shares	58,873	46,262	12,611	(233,524)	0	1,156,312	922,788	935,399
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	96,596	38,930	57,666	53,485	0	40,461	93,946	151,612
U.S. Real Estate Portfolio-Class I	43,944	35,724	8,220	199,014	0	(165,251)	33,763	41,983
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	3,746	19,830	(16,084)	53,103	142,624	178,183	373,910	357,826
Oppenheimer Main Street Fund®/VA-Non-Service Shares	4,759	4,775	(16)	26,827	6,385	21,543	54,755	54,739
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	33,725	8,619	25,106	(9,320)	0	26,451	17,131	42,237
PIMCO Real Return Portfolio-Administrative Class	35,379	18,717	16,662	(38,822)	0	57,588	18,766	35,428

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2017

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(5,013)	$49,847	$12,924	$36,261	$94,019	$6,823	$144,700	$(17,567)	$(155,444)	$(61,425)	$1,190,896	$1,129,471
Invesco V.I. Core Equity Fund-Series I Shares	(302)	3,502	9,037	6,563	18,800	3,144	11,542	(105)	(8,504)	10,296	163,510	173,806
Invesco V.I. Government Securities Fund-Series I Shares	5,108	(11,338)	0	10,765	4,535	3,752	141,031	19,882	(117,397)	(112,862)	725,808	612,946
Invesco V.I. Mid Cap Growth Fund-Series I Shares	(48,475)	153,521	241,284	393,192	739,522	30,167	500,006	(8,344)	(478,183)	261,339	3,798,479	4,059,818
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(10,341)	5,395	102,624	55,966	153,644	11,732	81,302	26,330	(43,240)	110,404	781,111	891,515
VP Large Company Value Fund-Class I	7,855	138,464	87,417	(78,265)	155,471	22,207	263,566	(11,088)	(252,448)	(96,977)	1,783,524	1,686,547
VP Mid Cap Value Fund-Class I	8,424	188,583	53,907	20,835	271,749	30,363	367,220	111,634	(225,223)	46,526	2,804,558	2,851,084
VP Ultra® Fund-Class I	(2,423)	46,941	11,737	19,084	75,339	2,576	158,486	12,815	(143,095)	(67,756)	357,396	289,640
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	12,139	382,749	178,873	(259,061)	314,700	35,703	798,318	3,993	(758,622)	(443,922)	5,195,487	4,751,565
BlackRock Global Allocation V.I. Fund-Class I	1,086	(7,942)	22,109	244,091	259,344	14,377	339,086	9,090	(315,618)	(56,274)	2,293,448	2,237,174
BlackRock Government Money Market V.I. Fund-Class I	(1,723)	0	1	0	(1,722)	2,706	53,055	(22,906)	(73,254)	(74,976)	365,002	290,026
BlackRock High Yield V.I. Fund-Class I	47,617	9,114	0	15,842	72,573	13,701	200,040	(25,847)	(212,186)	(139,613)	1,298,296	1,158,683
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	(7,162)	169,502	83,104	39,030	284,474	26,494	506,702	46,611	(433,597)	(149,123)	2,533,803	2,384,680
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	(39,205)	389,695	146,988	565,883	1,063,361	24,990	595,621	165,252	(405,379)	657,982	2,848,553	3,506,535
Dreyfus Stock Index Fund, Inc.-Initial Shares	67,748	1,426,500	366,507	983,156	2,843,911	118,938	2,624,150	(470,984)	(2,976,195)	(132,284)	16,043,548	15,911,264
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(4,496)	291,571	219,438	(41,739)	464,774	31,378	498,978	(324,495)	(792,095)	(327,321)	3,772,049	3,444,728
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	6,036	360,134	821,991	288,460	1,476,621	48,789	695,717	(76,853)	(723,781)	752,840	6,181,059	6,933,899
Government Money Market Portfolio-Initial Shares	(2,888)	0	0	0	(2,888)	4,890	25,974	(3,460)	(24,545)	(27,433)	329,844	302,411
Growth and Income Portfolio-Initial Shares	(8,935)	126,680	75,211	108,607	301,563	15,150	237,508	100,285	(122,074)	179,489	1,733,914	1,913,403
Opportunistic Small Cap Portfolio-Initial Shares	(44,617)	253,916	42,435	508,137	759,871	38,506	386,968	(43,375)	(391,838)	368,033	3,530,066	3,898,099
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	56,538	789,995	30,708	1,535,036	2,412,277	106,756	2,458,572	(151,389)	(2,503,205)	(90,928)	15,683,353	15,592,425
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(81,650)	538,954	509,745	917,205	1,884,254	44,958	1,118,078	(103,311)	(1,176,430)	707,824	8,047,305	8,755,129
Janus Henderson VIT Forty Portfolio-Institutional Shares	(57,250)	15,604	239,056	937,965	1,135,375	40,184	511,270	59,383	(411,703)	723,672	4,147,231	4,870,903
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(28,172)	439,677	0	1,126,511	1,538,016	79,996	848,455	(99,782)	(868,241)	669,775	6,526,936	7,196,711
Janus Henderson VIT Overseas Portfolio-Service Shares	12,611	(233,524)	0	1,156,312	935,399	36,474	490,624	(125,435)	(579,584)	355,815	3,459,794	3,815,609
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	57,666	53,485	0	40,461	151,612	4,707	646,367	(37,124)	(678,784)	(527,172)	3,560,351	3,033,179
U.S. Real Estate Portfolio-Class I	8,220	199,014	0	(165,251)	41,983	33,825	378,818	(185,031)	(530,023)	(488,040)	3,212,839	2,724,799
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	(16,084)	53,103	142,624	178,183	357,826	10,611	248,101	(57,861)	(295,351)	62,475	1,576,740	1,639,215
Oppenheimer Main Street Fund®/VA-Non-Service Shares	(16)	26,827	6,385	21,543	54,739	2,386	45,154	(5,706)	(48,473)	6,266	407,617	413,883
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	25,106	(9,320)	0	26,451	42,237	8,786	457,762	336,980	(111,997)	(69,760)	674,853	605,093
PIMCO Real Return Portfolio-Administrative Class	16,662	(38,822)	0	57,588	35,428	10,044	229,291	(3,510)	(222,757)	(187,329)	1,598,986	1,411,657

The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2016

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(9,734)	$39,012	$61,727	$50,361	$141,366	$51,802	$137,261	$(24,267)	$(109,726)	$31,640	$1,159,256	$1,190,896
Invesco V.I. Core Equity Fund-Series I Shares	(1,023)	18,843	14,044	(13,890)	17,974	8,673	79,667	(76)	(71,070)	(53,096)	216,606	163,510
Invesco V.I. Government Securities Fund-Series I Shares	6,184	(3,203)	0	(4,515)	(1,534)	48,536	60,928	(16,983)	(29,375)	(30,909)	756,717	725,808
Invesco V.I. Mid Cap Growth Fund-Series I Shares	(47,166)	64,427	386,862	(425,674)	(21,551)	150,677	199,323	(47,608)	(96,254)	(117,805)	3,916,284	3,798,479
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(9,802)	(1,648)	74,048	(49,009)	13,589	39,825	73,420	(11,130)	(44,725)	(31,136)	812,247	781,111
VP Large Company Value Fund-Class I	15,154	77,887	99,756	33,434	226,231	106,657	135,639	(82,621)	(111,603)	114,628	1,668,896	1,783,524
VP Mid Cap Value Fund-Class I	11,750	159,275	129,872	209,643	510,540	116,175	391,714	24,471	(251,067)	259,473	2,545,085	2,804,558
VP Ultra® Fund-Class I	(3,279)	14,984	13,667	(11,429)	13,943	38,156	34,446	16,465	20,175	34,118	323,278	357,396
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	14,304	212,720	116,508	410,346	753,878	166,699	382,954	(153,352)	(369,607)	384,271	4,811,216	5,195,487
BlackRock Global Allocation V.I. Fund-Class I	1,001	(13,566)	0	75,390	62,825	136,320	168,946	2,088	(30,538)	32,287	2,261,161	2,293,448
BlackRock Government Money Market V.I. Fund-Class I	(5,205)	0	4	0	(5,201)	35,612	230,680	16	(195,052)	(200,253)	565,255	365,002
BlackRock High Yield V.I. Fund-Class I	53,271	5,090	0	79,563	137,924	46,210	89,138	(14,521)	(57,450)	80,474	1,217,822	1,298,296
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	(3,612)	96,167	178,676	161,841	433,072	124,734	274,025	(115,625)	(264,915)	168,157	2,365,646	2,533,803
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	(36,328)	274,907	147,040	(282,339)	103,280	82,602	251,986	(69,647)	(239,031)	(135,751)	2,984,304	2,848,553
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	1,484	122,238	341,029	(163,753)	300,998	92,444	388,491	219,305	(76,743)	224,255	3,547,794	3,772,049
Dreyfus Stock Index Fund, Inc. - Initial Shares	119,671	281,325	550,288	591,212	1,542,496	402,016	1,653,359	(91,270)	(1,342,613)	199,883	15,843,665	16,043,548
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	24,824	128,081	917,020	(674,402)	395,523	182,266	562,978	(128,657)	(509,370)	(113,847)	6,294,906	6,181,059
Government Money Market Portfolio-Initial Shares	(8,213)	0	0	0	(8,213)	32,389	189,438	(153,360)	(310,409)	(318,622)	648,466	329,844
Growth and Income Portfolio-Initial Shares	(529)	95,771	192,022	(148,556)	138,708	56,081	190,141	193	(133,867)	4,841	1,729,073	1,733,914
Opportunistic Small Cap Portfolio-Initial Shares	(39,957)	138,150	258,867	119,566	476,626	85,981	342,639	(30,258)	(286,916)	189,710	3,340,356	3,530,066
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Institutional Shares	154,466	144,324	228,020	(20,182)	506,628	333,563	1,323,573	(121,904)	(1,111,914)	(605,286)	16,288,639	15,683,353
Janus Aspen Enterprise Portfolio-Institutional Shares	(87,765)	371,282	627,137	(80,758)	829,896	229,179	633,280	(200,609)	(604,710)	225,186	7,822,119	8,047,305
Janus Aspen Forty Portfolio-Institutional Shares	(53,590)	23,860	572,899	(489,411)	53,758	135,307	349,292	(45,851)	(259,837)	(206,079)	4,353,310	4,147,231
Janus Aspen Global Research Portfolio-Institutional Shares	(10,203)	316,425	0	(262,792)	43,430	148,243	645,129	(101,681)	(598,567)	(555,137)	7,082,073	6,526,936
Janus Aspen Overseas Portfolio-Service Shares	121,487	(474,265)	115,209	(85,332)	(322,901)	259,980	527,387	(98,903)	(366,309)	(689,210)	4,149,004	3,459,794
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	(13,879)	57,725	167,529	(273,432)	(62,057)	109,113	185,316	(55,358)	(131,560)	(193,617)	1,770,357	1,576,740
Oppenheimer Main Street Fund®/VA-Non-Service Shares	(450)	8,701	43,180	(13,597)	37,834	18,430	29,631	55,445	44,243	82,077	325,540	407,617
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	26,955	(7,071)	0	51,607	71,491	47,535	139,110	(9,529)	(101,105)	(29,614)	704,467	674,853
PIMCO Real Return Portfolio-Administrative Class	16,552	(55,526)	0	101,666	62,692	115,263	247,967	(56,352)	(189,055)	(126,363)	1,725,349	1,598,986
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	24,929	47,024	0	103,296	175,249	207,834	567,484	(41,188)	(400,839)	(225,590)	3,785,941	3,560,351
U.S. Real Estate Portfolio-Class I	2,173	276,121	0	(97,101)	181,193	169,644	388,492	(117,587)	(336,435)	(155,242)	3,368,081	3,212,839

The accompanying notes are an integral part of these financial statements.

7

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1)	ORGANIZATION

Annuity Investors Variable Account A (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2017 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Government Securities Fund-Series I Shares

•	Invesco V.I. Mid Cap Growth Fund-Series I Shares

American Century Variable Portfolios, Inc:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class I

•	VP Mid Cap Value Fund-Class I

•	VP Ultra® Fund-Class I

BlackRock Variable Series Funds, Inc.:

•	BlackRock Basic Value V.I. Fund-Class I

•	BlackRock Global Allocation V.I. Fund-Class I

•	BlackRock Government Money Market V.I. Fund-Class I

•	BlackRock High Yield V.I. Fund-Class I

Deutsche Investments VIT Funds:

•	Deutsche Small Cap Index VIP-Class A

Dreyfus Investment Portfolios:

•	Technology Growth Portfolio-Initial Shares

Dreyfus Stock Index Fund, Inc. – Initial Shares

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

Dreyfus Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Opportunistic Small Cap Portfolio-Initial Shares

Janus Aspen Series

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Service Shares

8

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION - Continued

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

Oppenheimer Variable Account Funds:

•	Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares

•	Oppenheimer Main Street Fund®/VA-Non-Service Shares

PIMCO Variable Insurance Trust:

•	PIMCO High Yield Portfolio-Administrative Class

•	PIMCO Real Return Portfolio-Administrative Class

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Effective on or about May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. was renamed The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund: On or about April 30, 2016, Money Market Portfolio was renamed Government Money Market Portfolio.

Janus Aspen Series: Effective on June 5, 2017, the following Portfolios were renamed.

Janus Aspen Balanced Portfolio was renamed Janus Henderson VIT Balanced Portfolio.

Janus Aspen Enterprise Portfolio was renamed Janus Henderson VIT Enterprise Portfolio.

Janus Aspen Forty Portfolio was renamed Janus Henderson VIT Forty Portfolio.

Janus Aspen Global Research Portfolio was renamed Janus Henderson VIT Global Research Portfolio.

Janus Aspen Overseas Portfolio was renamed Janus Henderson VIT Overseas Portfolio.

Morgan Stanley Variable Insurance Fund, Inc.: Effective on or about May 1, 2017, The Universal Institutional Funds, Inc. was renamed Morgan Stanley Variable Insurance Fund, Inc.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

9

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Fair Value Measurements - Continued

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

10

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)	DEDUCTIONS AND EXPENSES - Continued

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under the 1.25% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.25% of the daily value of the total investments of the Account. These fees aggregated $1,254,053 for the year ended December 31, 2017.

In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the 0.95% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the Account. These fees aggregated $47,563 for the year ended December 31, 2017.

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25 per contract. These fees totaled $22,531 for the year ended December 31, 2017.

(4)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

11

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2017 Statements of Changes in Net Assets for applicable periods) December 31, 2017, are as follows:

	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$35,903	$183,436
Invesco V.I. Core Equity Fund-Series I Shares	13,263	13,032
Invesco V.I. Government Securities Fund-Series I Shares	38,126	150,415
Invesco V.I. Mid Cap Growth Fund-Series I Shares	343,243	628,617
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	138,484	89,441
VP Large Company Value Fund-Class I	169,444	326,620
VP Mid Cap Value Fund-Class I	359,066	521,958
VP Ultra® Fund-Class I	39,098	172,879
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	404,259	971,869
BlackRock Global Allocation V.I. Fund-Class I	81,800	374,223
BlackRock Government Money Market V.I. Fund-Class I	4,125	79,101
BlackRock High Yield V.I. Fund-Class I	86,345	250,914
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	231,691	589,346
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	361,947	659,543
Dreyfus Stock Index Fund, Inc.-Initial Shares	741,191	3,283,131
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	274,307	851,460
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	950,809	846,563
Government Money Market Portfolio-Initial Shares	43,750	71,183
Growth and Income Portfolio-Initial Shares	187,276	243,074
Opportunistic Small Cap Portfolio-Initial Shares	137,729	531,749
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	405,721	2,821,680
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	549,724	1,298,059
Janus Henderson VIT Forty Portfolio-Institutional Shares	406,103	636,000
Janus Henderson VIT Global Research Portfolio-Institutional Shares	132,038	1,028,451
Janus Henderson VIT Overseas Portfolio-Service Shares	261,164	828,137
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	160,051	781,169
U.S. Real Estate Portfolio-Class I	105,404	627,207
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	186,155	354,966
Oppenheimer Main Street Fund®/VA-Non-Service Shares	92,408	134,512
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	400,723	487,614
PIMCO Real Return Portfolio-Administrative Class	68,841	274,936

12

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2017	Purchased	Redeemed	12/31/2017
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	49,858.671	750.142	7,058.135	43,550.678
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	226.276	0.000	34.367	191.909
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	9,115.952	169.650	649.738	8,635.864
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	627.717	0.538	0.000	628.255
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	49,037.792	1,776.268	9,712.079	41,101.981
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	164.389	0.000	0.000	164.389
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	265,171.630	7,922.825	39,386.204	233,708.251
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	5,074.644	0.000	26.412	5,048.232
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	69,804.722	1,019.168	6,546.935	64,276.955
VP Capital Appreciation Fund-Class I - 0.95% series contract	626.156	2,289.866	380.934	2,535.088
VP Large Company Value Fund-Class I - 1.25% series contract	99,615.824	3,355.807	17,161.158	85,810.473
VP Large Company Value Fund-Class I - 0.95% series contract	723.760	0.000	35.921	687.839
VP Mid Cap Value Fund-Class I - 1.25% series contract	95,809.550	8,959.707	16,957.903	87,811.354
VP Mid Cap Value Fund-Class I - 0.95% series contract	1,835.418	428.639	105.479	2,158.578
VP Ultra® Fund-Class I - 1.25% series contract	17,959.801	1,093.484	7,954.080	11,099.205
VP Ultra® Fund-Class I - 0.95% series contract	169.057	0.000	18.962	150.095
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	106,349.378	3,607.230	19,154.876	90,801.732
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	1,263.737	0.000	6.562	1,257.175
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	71,654.106	1,137.870	10,680.173	62,111.803
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	752.649	10.407	64.158	698.898
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	297,672.535	2,139.366	62,514.891	237,297.010
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	2,258.384	0.000	80.647	2,177.737
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	44,602.243	493.604	8,047.144	37,048.703
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	591.311	419.562	44.595	966.278
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A - 1.25% series contract	83,557.428	4,521.935	18,685.953	69,393.410
Deutsche Small Cap Index VIP-Class A - 0.95% series contract	1,511.473	0.000	10.643	1,500.830
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	112,984.432	7,793.838	22,467.646	98,310.624
Technology Growth Portfolio-Initial Shares - 0.95% series contract	4,716.957	83.346	281.004	4,519.299
Dreyfus Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	394,522.702	4,060.628	74,717.303	323,866.027
Dreyfus Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	12,419.844	8.206	207.836	12,220.214
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	118,519.711	1,133.206	26,095.288	93,557.629
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	7,980.369	0.000	223.158	7,757.211
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	161,214.373	1,440.804	19,467.142	143,188.035
Appreciation Portfolio-Intial Shares - 0.95% series contract	7,023.170	0.000	182.797	6,840.373
Government Money Market Portfolio-Intial Shares - 1.25% series contract	315,422.230	44,240.424	69,076.333	290,586.321
Government Money Market Portfolio-Intial Shares - 0.95% series contract	16,024.756	0.000	30.801	15,993.955
Growth and Income Portfolio-Intial Shares - 1.25% series contract	67,957.025	4,117.820	8,506.202	63,568.643
Growth and Income Portfolio-Intial Shares - 0.95% series contract	2,539.836	0.000	301.037	2,238.799
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	130,698.679	4,103.542	17,679.787	117,122.434
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	5,097.920	0.000	451.328	4,646.592
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	282,680.725	3,397.488	50,713.443	235,364.770
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	35,282.973	3.481	766.771	34,519.683
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	172,671.618	813.626	24,711.667	148,773.577
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	4,028.861	0.000	70.820	3,958.041
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	176,902.735	7,229.695	22,922.562	161,209.868
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,912.646	0.000	38.275	2,874.371
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	207,286.412	3,366.658	30,136.333	180,516.737
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	18,590.539	0.000	727.038	17,863.501
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	241,316.220	13,596.662	49,181.821	205,731.061
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	2,318.639	0.000	64.654	2,253.985

13

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2017	Purchased	Redeemed	12/31/2017
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	174,487.870	3,400.708	36,618.282	141,270.296
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	2,037.331	0.000	0.000	2,037.331
U.S. Real Estate Portfolio-Class I - 1.25% series contract	57,043.520	1,325.851	10,931.477	47,437.894
U.S. Real Estate Portfolio-Class I - 0.95% series contract	980.413	0.000	96.815	883.598
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.25% series contract	90,213.283	2,391.467	17,876.544	74,728.206
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 0.95% series contract	985.103	0.000	26.276	958.827
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.25% series contract	19,307.358	3,746.905	6,128.935	16,925.328
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 0.95% series contract	429.626	0.000	0.000	429.626
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	36,102.727	20,188.230	25,676.910	30,614.047
PIMCO High Yield Portfolio-Administrative Class - 0.95% series contract	931.802	0.000	17.521	914.281
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	119,286.896	2,903.428	19,320.372	102,869.952
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	55.055	0.000	0.000	55.055

14

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2016	Purchased	Redeemed	12/31/2016
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	55,342.257	5,342.250	10,825.836	49,858.671
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	262.961	0.000	36.685	226.276
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	13,442.530	776.241	5,102.819	9,115.952
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	623.385	4.332	0.000	627.717
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	51,114.998	8,880.458	10,957.664	49,037.792
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	164.389	0.000	0.000	164.389
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	272,135.005	13,695.615	20,658.990	265,171.630
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	5,104.233	0.000	29.589	5,074.644
VP American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	73,999.918	4,363.900	8,559.096	69,804.722
VP Capital Appreciation Fund-Class I - 0.95% series contract	660.382	0.000	34.226	626.156
VP Large Company Value Fund-Class I - 1.25% series contract	105,308.392	7,275.863	12,968.431	99,615.824
VP Large Company Value Fund-Class I - 0.95% series contract	1,523.690	0.000	799.930	723.760
VP Mid Cap Value Fund-Class I - 1.25% series contract	105,599.121	10,949.238	20,738.809	95,809.550
VP Mid Cap Value Fund-Class I - 0.95% series contract	1,912.968	0.000	77.550	1,835.418
VP Ultra® Fund-Class I - 1.25% series contract	16,722.227	3,576.373	2,338.799	17,959.801
VP Ultra® Fund-Class I - 0.95% series contract	190.300	0.000	21.243	169.057
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	115,045.670	3,689.457	12,385.749	106,349.378
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	1,269.440	1.326	7.029	1,263.737
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	72,009.639	5,856.612	6,212.145	71,654.106
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	1,352.021	0.000	599.372	752.649
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	457,976.519	61,153.529	221,457.513	297,672.535
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	2,339.379	0.000	80.995	2,258.384
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	46,675.606	2,156.724	4,230.087	44,602.243
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	607.115	0.000	15.804	591.311
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A - 1.25% series contract	93,415.638	5,012.992	14,871.202	83,557.428
Deutsche Small Cap Index VIP-Class A - 0.95% series contract	1,520.939	2.256	11.722	1,511.473
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	122,716.127	8,464.103	18,195.798	112,984.432
Technology Growth Portfolio-Initial Shares - 0.95% series contract	4,829.426	0.000	112.469	4,716.957
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares - 1.25% series contract	121,281.980	14,146.322	16,908.591	118,519.711
The Dreyfus Socially Responsible Growth Fund, Inc-Initial Shares. - 0.95% series contract	8,410.092	0.000	429.723	7,980.369
Dreyfus Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	429,763.769	9,740.040	44,981.107	394,522.702
Dreyfus Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	13,587.612	0.000	1,167.768	12,419.844
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	173,867.495	4,214.023	16,867.145	161,214.373
Appreciation Portfolio-Intial Shares - 0.95% series contract	8,659.333	0.000	1,636.163	7,023.170
Government Money Market Portfolio-Intial Shares - 1.25% series contract	628,126.263	302,512.691	615,216.724	315,422.230
Government Money Market Portfolio-Intial Shares - 0.95% series contract	16,044.830	0.000	20.074	16,024.756
Growth and Income Portfolio-Intial Shares - 1.25% series contract	73,544.613	2,709.597	8,297.185	67,957.025
Growth and Income Portfolio-Intial Shares - 0.95% series contract	2,844.608	0.000	304.772	2,539.836
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	143,229.979	5,525.367	18,056.667	130,698.679
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	5,355.128	2.542	259.750	5,097.920
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Institutional Shares - 1.25% series contract	304,444.402	5,854.881	27,618.558	282,680.725
Janus Aspen Balanced Portfolio-Institutional Shares - 0.95% series contract	36,857.661	2.033	1,576.721	35,282.973
Janus Aspen Enterprise Portfolio-Institutional Shares - 1.25% series contract	186,385.015	5,775.117	19,488.514	172,671.618
Janus Aspen Enterprise Portfolio-Institutional Shares - 0.95% series contract	4,214.832	0.000	185.971	4,028.861
Janus Aspen Forty Portfolio-Institutional Shares - 1.25% series contract	187,547.596	14,976.821	25,621.682	176,902.735
Janus Aspen Forty Portfolio-Institutional Shares - 0.95% series contract	2,952.614	0.000	39.968	2,912.646
Janus Aspen Global Research Portfolio-Institutional Shares - 1.25% series contract	227,723.133	3,342.238	23,778.959	207,286.412
Janus Aspen Global Research Portfolio-Institutional Shares - 0.95% series contract	19,424.842	0.000	834.303	18,590.539
Janus Aspen Overseas Portfolio-Service Shares - 1.25% series contract	266,713.236	34,610.909	60,007.925	241,316.220
Janus Aspen Overseas Portfolio-Service Shares - 0.95% series contract	2,463.575	0.000	144.936	2,318.639

15

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2016	Purchased	Redeemed	12/31/2016
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.25% series contract	97,881.150	9,202.736	16,870.603	90,213.283
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 0.95% series contract	1,014.051	0.000	28.948	985.103
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.25% series contract	16,943.939	4,054.671	1,691.252	19,307.358
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 0.95% series contract	429.626	0.000	0.000	429.626
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	41,997.934	2,900.201	8,795.408	36,102.727
PIMCO High Yield Portfolio-Administrative Class - 0.95% series contract	951.430	0.000	19.628	931.802
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	133,282.261	14,002.034	27,997.399	119,286.896
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	480.140	0.000	425.085	55.055
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	192,926.459	12,225.172	30,663.761	174,487.870
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	3,689.846	0.000	1,652.515	2,037.331
U.S. Real Estate Portfolio-Class I - 1.25% series contract	62,989.376	6,175.641	12,121.497	57,043.520
U.S. Real Estate Portfolio-Class I - 0.95% series contract	1,169.404	0.000	188.991	980.413

16

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2017				Year Ended December 31, 2017
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	44	$25.816404	$26.828412	$1,129	0.78%	0.95%	1.25%	8.59%	8.92%
Invesco V.I. Core Equity Fund-Series I Shares	9	18.715464	19.390523	174	1.07%	0.95%	1.25%	11.76%	12.10%
Invesco V.I. Government Securities Fund-Series I Shares	41	14.850353	15.617553	613	1.97%	0.95%	1.25%	0.69%	0.99%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	239	16.997766	17.293078	4,060	0.00%	0.95%	1.25%	20.96%	21.33%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	67	13.337941	13.487820	892	0.00%	0.95%	1.25%	20.27%	20.64%
VP Large Company Value Fund-Class I	86	19.491953	20.256090	1,687	1.65%	0.95%	1.25%	9.69%	10.02%
VP Mid Cap Value Fund-Class I	90	31.659530	32.900432	2,851	1.49%	0.95%	1.25%	10.30%	10.64%
VP Ultra® Fund-Class I	11	25.733943	26.742543	290	0.29%	0.95%	1.25%	30.58%	30.97%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	92	51.566038	55.107488	4,752	1.44%	0.95%	1.25%	6.89%	7.21%
BlackRock Global Allocation V.I. Fund-Class I	63	35.590517	38.034929	2,237	1.26%	0.95%	1.25%	12.44%	12.78%
BlackRock Government Money Market V.I. Fund-Class I	239	1.210488	1.277178	290	0.66%	0.95%	1.25%	-0.49%	-0.24%
BlackRock High Yield V.I. Fund-Class I	38	30.426982	32.499051	1,159	5.11%	0.95%	1.25%	6.01%	6.33%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	71	33.595952	35.542097	2,385	0.87%	0.95%	1.25%	12.90%	13.25%
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	103	34.041701	35.375967	3,507	0.00%	0.95%	1.25%	40.86%	41.29%
Dreyfus Stock Index Fund, Inc.-Initial Shares	336	47.224873	50.468196	15,911	1.63%	0.95%	1.25%	20.02%	20.39%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	101	33.822327	36.145913	3,445	1.06%	0.95%	1.25%	13.90%	14.24%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	150	46.072987	49.236846	6,934	1.31%	0.95%	1.25%	25.75%	26.13%
Government Money Market Portfolio-Initial Shares	307	0.984433	1.022138	302	0.34%	0.95%	1.25%	-0.91%	-0.59%
Growth and Income Portfolio-Initial Shares	66	29.012392	30.875934	1,913	0.72%	0.95%	1.25%	18.22%	18.57%
Opportunistic Small Cap Portfolio-Initial Shares	122	31.933956	33.985523	3,898	0.00%	0.95%	1.25%	23.13%	23.50%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	270	57.271301	61.205037	15,592	1.55%	0.95%	1.25%	16.96%	17.31%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	153	57.221734	61.153271	8,755	0.25%	0.95%	1.25%	25.83%	26.21%
Janus Henderson VIT Forty Portfolio-Institutional Shares	164	29.655288	31.373209	4,871	0.00%	0.95%	1.25%	28.69%	29.08%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	198	36.054329	38.531118	7,197	0.81%	0.95%	1.25%	25.45%	25.82%
Janus Henderson VIT Overseas Portfolio-Service Shares	208	18.335323	19.282983	3,816	1.62%	0.95%	1.25%	29.17%	29.57%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	143	21.146204	22.504272	3,033	2.93%	0.95%	1.25%	4.92%	5.24%
U.S. Real Estate Portfolio-Class I	48	56.322819	59.940648	2,725	1.48%	0.95%	1.25%	1.82%	2.13%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	76	21.646654	22.495185	1,639	0.23%	0.95%	1.25%	25.25%	25.63%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	17	23.824998	24.758827	414	1.16%	0.95%	1.25%	15.45%	15.80%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	32	19.170263	19.921621	605	5.27%	0.95%	1.25%	5.30%	5.62%
PIMCO Real Return Portfolio-Administrative Class	103	13.715298	14.252855	1,412	2.35%	0.95%	1.25%	2.37%	2.68%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

17

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2016				Year Ended December 31, 2016
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	50	$23.773655	$24.630992	$1,191	0.34%	0.95%	1.25%	14.05%	14.40%
Invesco V.I. Core Equity Fund-Series I Shares	10	16.745579	17.297211	164	0.82%	0.95%	1.25%	8.89%	9.22%
Invesco V.I. Government Securities Fund-Series I Shares	49	14.749163	15.464276	726	2.18%	0.95%	1.25%	-0.04%	0.27%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	270	14.051848	14.252830	3,798	0.00%	0.95%	1.25%	-0.50%	-0.20%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	70	11.089648	11.180411	781	0.00%	0.95%	1.25%	1.94%	2.25%
VP Large Company Value Fund-Class I	100	17.770259	18.411154	1,784	2.11%	0.95%	1.25%	13.81%	14.15%
VP Mid Cap Value Fund-Class I	98	28.702537	29.737500	2,805	1.67%	0.95%	1.25%	21.32%	21.69%
VP Ultra® Fund-Class I	18	19.707575	20.418206	357	0.34%	0.95%	1.25%	3.14%	3.45%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	108	48.242229	51.399749	5,195	1.49%	0.95%	1.25%	16.71%	17.06%
BlackRock Global Allocation V.I. Fund-Class I	72	31.652962	33.724818	2,293	1.29%	0.95%	1.25%	2.81%	3.13%
BlackRock Government Money Market V.I. Fund-Class I	300	1.216482	1.280206	365	0.15%	0.95%	1.25%	-0.91%	-0.64%
BlackRock High Yield V.I. Fund-Class I	45	28.703096	30.565208	1,298	5.50%	0.95%	1.25%	11.53%	11.87%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	85	29.756357	31.385038	2,534	1.05%	0.95%	1.25%	19.51%	19.88%
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	118	24.166601	25.038060	2,849	0.00%	0.95%	1.25%	3.41%	3.73%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	127	29.695897	31.640190	3,772	1.23%	0.95%	1.25%	8.99%	9.32%
Dreyfus Stock Index Fund, Inc.-Initial Shares	407	39.346005	41.921327	16,044	1.97%	0.95%	1.25%	10.31%	10.65%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	168	36.639964	39.037907	6,181	1.65%	0.95%	1.25%	6.55%	6.88%
Government Money Market Portfolio-Initial Shares	331	0.993484	1.028223	330	0.01%	0.95%	1.25%	-1.23%	-0.91%
Growth and Income Portfolio-Initial Shares	70	24.541676	26.039225	1,734	1.17%	0.95%	1.25%	8.66%	8.99%
Opportunistic Small Cap Portfolio-Initial Shares	136	25.935823	27.518731	3,530	0.00%	0.95%	1.25%	15.61%	15.96%
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Institutional Shares	318	48.968651	52.174159	15,683	2.17%	0.95%	1.25%	3.30%	3.61%
Janus Aspen Enterprise Portfolio-Institutional Shares	177	45.474171	48.451933	8,047	0.15%	0.95%	1.25%	10.96%	11.30%
Janus Aspen Forty Portfolio-Institutional Shares	180	23.043395	24.304739	4,147	0.00%	0.95%	1.25%	0.92%	1.22%
Janus Aspen Global Research Portfolio-Institutional Shares	226	28.741106	30.622823	6,527	1.05%	0.95%	1.25%	0.79%	1.10%
Janus Aspen Overseas Portfolio-Service Shares	244	14.194181	14.882769	3,460	4.39%	0.95%	1.25%	-7.87%	-7.59%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	91	17.282388	17.905640	1,577	0.40%	0.95%	1.25%	-3.42%	-3.13%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	20	20.636233	21.380351	408	1.11%	0.95%	1.25%	10.22%	10.56%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	37	18.205746	18.862159	675	5.14%	0.95%	1.25%	11.08%	11.41%
PIMCO Real Return Portfolio-Administrative Class	119	13.398136	13.881219	1,599	2.26%	0.95%	1.25%	3.88%	4.20%
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	177	20.154892	21.384528	3,560	1.96%	0.95%	1.25%	4.78%	5.10%
U.S. Real Estate Portfolio-Class I	58	55.313892	58.689191	3,213	1.33%	0.95%	1.25%	5.48%	5.80%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

18

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2015				Year Ended December 31, 2015
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	56	$20.844720	$21.531019	$1,159	0.31%	0.95%	1.25%	-10.26%	-9.99%
Invesco V.I. Core Equity Fund-Series I Shares	14	15.379032	15.837549	217	0.77%	0.95%	1.25%	-6.95%	-6.67%
Invesco V.I. Government Securities Fund-Series I Shares	51	14.754614	15.423137	757	2.27%	0.95%	1.25%	-0.91%	-0.61%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	277	14.123091	14.281704	3,916	0.00%	0.95%	1.25%	-0.06%	0.24%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	75	10.878738	10.934561	812	0.00%	0.95%	1.25%	0.66%	0.96%
VP Large Company Value Fund-Class I	107	15.614343	16.128498	1,669	1.54%	0.95%	1.25%	-5.10%	-4.81%
VP Mid Cap Value Fund-Class I	108	23.658693	24.437585	2,545	1.66%	0.95%	1.25%	-2.66%	-2.37%
VP Ultra® Fund-Class I	17	19.107599	19.736646	323	0.49%	0.95%	1.25%	4.94%	5.26%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	116	41.335571	43.907681	4,811	1.51%	0.95%	1.25%	-7.13%	-6.84%
BlackRock Global Allocation V.I. Fund-Class I	73	30.786790	32.702622	2,261	1.15%	0.95%	1.25%	-1.95%	-1.65%
BlackRock Government Money Market V.I. Fund-Class I	460	1.227663	1.288414	565	0.00%	0.95%	1.25%	-1.00%	-0.73%
BlackRock High Yield V.I. Fund-Class I	47	25.735797	27.322436	1,218	5.28%	0.95%	1.25%	-4.78%	-4.49%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	95	24.897604	26.180862	2,366	1.06%	0.95%	1.25%	-5.79%	-5.50%
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	128	23.368814	24.138189	2,984	0.00%	0.95%	1.25%	4.83%	5.15%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	130	27.245537	28.941509	3,548	1.05%	0.95%	1.25%	-4.40%	-4.11%
Dreyfus Stock Index Fund, Inc.-Initial Shares	443	35.668111	37.887661	15,844	1.84%	0.95%	1.25%	-0.16%	0.15%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	183	34.386063	36.525566	6,295	1.72%	0.95%	1.25%	-3.69%	-3.40%
Growth and Income Portfolio-Initial Shares	76	22.586408	23.892083	1,729	0.84%	0.95%	1.25%	0.31%	0.62%
Money Market Portfolio	644	1.005875	1.037641	648	0.00%	0.95%	1.25%	-1.22%	-0.91%
Opportunistic Small Cap Portfolio-Initial Shares	149	22.434347	23.731491	3,340	0.00%	0.95%	1.25%	-3.50%	-3.21%
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Institutional Shares	341	47.406389	50.356664	16,289	1.91%	0.95%	1.25%	-0.64%	-0.34%
Janus Aspen Enterprise Portfolio-Institutional Shares	191	40.983056	43.534528	7,822	0.90%	0.95%	1.25%	2.73%	3.04%
Janus Aspen Forty Portfolio-Institutional Shares	191	22.833756	24.010678	4,353	1.25%	0.95%	1.25%	10.82%	11.15%
Janus Aspen Global Research Portfolio-Institutional Shares	247	28.515694	30.290614	7,082	0.67%	0.95%	1.25%	-3.51%	-3.21%
Janus Aspen Overseas Portfolio-Service Shares	269	15.407282	16.105767	4,149	0.55%	0.95%	1.25%	-9.94%	-9.67%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	99	17.895301	18.484501	1,770	0.09%	0.95%	1.25%	2.25%	2.56%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	17	18.722452	19.338833	326	0.85%	0.95%	1.25%	2.04%	2.35%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	43	16.390295	16.929834	704	5.46%	0.95%	1.25%	-2.87%	-2.58%
PIMCO Real Return Portfolio-Administrative Class	134	12.897088	13.321643	1,725	4.27%	0.95%	1.25%	-3.92%	-3.63%
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	197	19.234616	20.346314	3,786	3.50%	0.95%	1.25%	-1.89%	-1.59%
U.S. Real Estate Portfolio-Class I	64	52.440756	55.472391	3,368	1.47%	0.95%	1.25%	0.89%	1.20%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

19

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2014				Year Ended December 31, 2014
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
American Value Fund-Series I Shares	62	$23.228649	$23.920724	$1,431	0.46%	0.95%	1.25%	8.38%	8.71%
Core Equity Fund-Series I Shares	27	16.527327	16.968526	452	0.85%	0.95%	1.25%	6.79%	7.12%
Government Securities Fund-Series I Shares	50	14.889980	15.517482	751	3.26%	0.95%	1.25%	2.83%	3.15%
Mid Cap Growth Fund-Series I Shares	308	14.131456	14.246876	4,356	0.00%	0.95%	1.25%	6.69%	7.01%
American Century Variable Portfolios, Inc.:
Capital Appreciation Fund-Class I (*)	67	10.807695	10.830250	728	0.00%	0.95%	1.25%	0.00%	0.00%
Large Company Value Fund-Class I	110	16.452695	16.942978	1,812	1.46%	0.95%	1.25%	11.46%	11.80%
Mid Cap Value Fund-Class I	119	24.306278	25.030438	2,885	1.15%	0.95%	1.25%	14.97%	15.32%
Ultra® Fund-Class I	20	18.207583	18.750047	365	0.41%	0.95%	1.25%	8.62%	8.95%
BlackRock Variable Series Funds, Inc.:
Basic Value V.I. Fund-Class I	129	44.507349	47.133570	5,751	3.38%	0.95%	1.25%	8.56%	8.88%
Global Allocation V.I. Fund-Class I	77	31.399476	33.252398	2,435	2.74%	0.95%	1.25%	0.83%	1.14%
High Yield V.I. Fund-Class I	49	27.028321	28.607712	1,324	6.00%	0.95%	1.25%	1.61%	1.92%
Money Market V.I. Fund-Class I	545	1.240053	1.297830	676	0.01%	0.95%	1.25%	-0.99%	-0.72%
Deutsche Investments VIT Funds:
Small Cap Index VIP-Class A	97	26.427160	27.705078	2,571	0.93%	0.95%	1.25%	3.43%	3.75%
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	139	22.291726	22.955898	3,105	0.00%	0.95%	1.25%	5.49%	5.81%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	137	28.500892	30.183295	3,915	1.12%	0.95%	1.25%	12.03%	12.37%
Dreyfus Stock Index Fund, Inc.-Initial Shares	477	35.723844	37.831934	17,082	1.74%	0.95%	1.25%	12.01%	12.35%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	208	35.702745	37.809308	7,461	1.82%	0.95%	1.25%	6.74%	7.06%
Growth and Income Portfolio-Initial Shares	84	22.515660	23.745107	1,899	0.76%	0.95%	1.25%	8.70%	9.03%
Money Market Portfolio	371	1.018344	1.047136	378	0.00%	0.95%	1.25%	-1.21%	-0.90%
Opportunistic Small Cap Portfolio-Initial Shares	168	23.247879	24.517554	3,909	0.00%	0.95%	1.25%	0.32%	0.63%
Janus Aspen Series:
Balanced Portfolio-Institutional Shares	377	47.710418	50.526115	18,100	1.74%	0.95%	1.25%	7.15%	7.48%
Enterprise Portfolio-Institutional Shares	212	39.894026	42.249371	8,483	0.16%	0.95%	1.25%	11.12%	11.45%
Forty Portfolio-Institutional Shares	196	20.604692	21.601115	4,050	0.16%	0.95%	1.25%	7.37%	7.70%
Global Research Portfolio-Institutional Shares	277	29.552281	31.296618	8,236	1.08%	0.95%	1.25%	6.10%	6.42%
Overseas Portfolio-Service Shares	277	17.108680	17.830055	4,742	6.05%	0.95%	1.25%	-13.20%	-12.94%
Morgan Stanley — The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	201	19.605641	20.675963	3,948	3.05%	0.95%	1.25%	6.51%	6.83%
U.S. Real Estate Portfolio-Class I	76	51.976436	54.814728	3,951	1.38%	0.95%	1.25%	28.10%	28.49%
Oppenheimer Variable Account Funds:
Capital Appreciation Fund/VA-Non-Service Shares	97	17.501616	18.023098	1,703	0.45%	0.95%	1.25%	13.97%	14.31%
Main Street Fund®/VA-Non-Service Shares	21	18.348683	18.895360	390	0.79%	0.95%	1.25%	9.32%	9.65%
PIMCO Variable Insurance Trust:
High Yield Portfolio-Administrative Class	46	16.875408	17.378095	782	5.23%	0.95%	1.25%	2.06%	2.37%
Real Return Portfolio-Administrative Class	131	13.423506	13.823382	1,759	1.37%	0.95%	1.25%	1.81%	2.12%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    (*) Period from April 25, 2014 (commencement of operations) to December 31, 2014.

20

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2013				Year Ended December 31, 2013
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Invesco Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	61	$21.432855	$22.004573	$1,301	0.67%	0.95%	1.25%	32.59%	32.99%
Invesco V.I. Core Equity Fund-Series I Shares	30	15.475788	15.840787	466	1.38%	0.95%	1.25%	27.63%	28.02%
Invesco V.I. Government Securities Fund-Series I Shares	57	14.479509	15.044015	822	3.46%	0.95%	1.25%	-3.84%	-3.55%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	335	13.245782	13.313508	4,443	0.41%	0.95%	1.25%	35.30%	35.71%
American Century Variable Portfolios, Inc.:
Large Company Value Fund-Class I	131	14.761088	15.154924	1,941	1.57%	0.95%	1.25%	29.69%	30.09%
Mid Cap Value Fund-Class I	120	21.141702	21.705663	2,530	1.22%	0.95%	1.25%	28.49%	28.88%
Ultra® Fund-Class I	20	16.762543	17.209691	331	0.52%	0.95%	1.25%	35.36%	35.77%
BlackRock Variable Series Funds, Inc.:
Basic Value V.I. Fund-Class I	131	40.999783	43.287544	5,386	1.46%	0.95%	1.25%	36.35%	36.76%
Global Allocation V.I. Fund-Class I	85	31.139763	32.877469	2,649	2.18%	0.95%	1.25%	13.32%	13.67%
High Yield V.I. Fund-Class I	48	26.600640	28.069764	1,284	5.83%	0.95%	1.25%	7.98%	8.30%
Money Market V.I. Fund-Class I	517	1.252467	1.307269	649	0.00%	0.95%	1.25%	-0.98%	-0.72%
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	151	21.132026	21.695750	3,187	0.00%	0.95%	1.25%	31.14%	31.54%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	162	25.439555	26.859659	4,137	1.24%	0.95%	1.25%	32.66%	33.07%
Dreyfus Stock Index Fund, Inc.-Initial Shares	517	31.894373	33.674204	16,513	1.84%	0.95%	1.25%	30.38%	30.77%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	240	33.448117	35.314374	8,040	1.96%	0.95%	1.25%	19.59%	19.95%
Growth and Income Portfolio-Initial Shares	95	20.713849	21.778745	1,977	0.91%	0.95%	1.25%	35.07%	35.48%
Money Market Portfolio	422	1.030814	1.056631	435	0.00%	0.95%	1.25%	-1.20%	-0.89%
Opportunistic Small Cap Portfolio-Initial Shares	180	23.172633	24.364162	4,186	0.00%	0.95%	1.25%	46.69%	47.14%
DWS Investments VIT Funds:
Small Cap Index VIP-Class A	104	25.550013	26.704368	2,671	1.64%	0.95%	1.25%	36.91%	37.32%
Janus Aspen Series:
Balanced Portfolio-Institutional Shares	430	44.526237	47.011219	19,256	2.31%	0.95%	1.25%	18.65%	19.01%
Enterprise Portfolio-Institutional Shares	225	35.902934	37.907513	8,078	0.52%	0.95%	1.25%	30.72%	31.12%
Forty Portfolio-Institutional Shares	219	19.189767	20.056834	4,214	0.69%	0.95%	1.25%	29.59%	29.98%
Global Research Portfolio-Institutional Shares	307	27.852927	29.407626	8,590	1.22%	0.95%	1.25%	26.82%	27.21%
Overseas Portfolio-Service Shares	259	19.710488	20.479272	5,104	3.07%	0.95%	1.25%	12.85%	13.20%
Morgan Stanley — The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	195	18.407825	19.353975	3,596	3.68%	0.95%	1.25%	-1.56%	-1.26%
U.S. Real Estate Portfolio-Class I	74	40.574434	42.660642	2,996	1.12%	0.95%	1.25%	0.78%	1.08%
Oppenheimer Variable Account Funds:
Capital Appreciation Fund/VA-Non-Service Shares	94	15.356796	15.766505	1,443	1.00%	0.95%	1.25%	28.12%	28.51%
Main Street Fund®/VA-Non-Service Shares	19	16.784460	17.232190	322	1.11%	0.95%	1.25%	30.13%	30.52%
PIMCO Variable Insurance Trust:
High Yield Portfolio-Administrative Class	44	16.534760	16.975753	727	5.64%	0.95%	1.25%	4.42%	4.74%
Real Return Portfolio-Administrative Class	173	13.184623	13.536265	2,281	1.71%	0.95%	1.25%	-10.35%	-10.08%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2017, 2016 and 2015

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2017, 2016 and 2015

Report of Independent Registered Public Accounting Firm

Board of Directors

Annuity Investors Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of American Financial Group, Inc., as of December 31, 2017 and 2016, the related statements of earnings, comprehensive income, changes in shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2017 (collectively referred to as the “consolidated financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due from error or fraud. The Company is not required to have, nor were we engaged to perform, and audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1961

April 27, 2018

Cincinnati, Ohio

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in Thousands, Except Share Data)

	December 31
	2017	2016
Assets:
Cash and cash equivalents	$74,892	$41,153
Investments:
Fixed maturities, available for sale at fair value
(amortized cost - $2,366,739 and $2,319,233)	2,458,766	2,387,341
Equity securities - available for sale - at fair value
Common stocks (cost - $5,209 and $5,517)	5,902	5,573
Perpetual preferred stocks (cost - $1,000 and $1,000)	1,069	993
Policy loans	57,048	58,267

Total cash and investments	2,597,677	2,493,327
Deferred policy acquisition costs:
(including the impact of unrealized gains on securities of $36,567 and $28,492)	88,638	94,029
Accrued investment income	25,278	24,380
Variable annuity assets (separate accounts)	644,496	600,064
Current federal income tax due from affiliate	634	—
Equity options - fixed indexed annuities	17,698	13,411
Funds held as collateral	40	40
Other assets	1,656	2,315

Total assets	$3,376,117	$3,227,566

Liabilities and Equity:
Annuity benefits accumulated:
(including the impact of unrealized gains on securities of $2,035 and $1,195)	$2,288,856	$2,235,359
Variable annuity liabilities (separate accounts)	644,496	600,064
Current federal income tax payable to affiliate	—	1,214
Liability for funds held as collateral	40	40
Net deferred tax liabilities	24,462	34,401
Other liabilities	13,776	4,484

Total liabilities	2,971,630	2,875,562
Shareholder’s Equity:
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	182,268	147,589
Accumulated other comprehensive income, net of tax	42,810	25,006

Total shareholder’s equity	404,487	352,004

Total liabilities and equity	$3,376,117	$3,227,566

See notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In Thousands)

	Year ended December 31
	2017	2016	2015
Revenues:
Net investment income	$111,820	$112,929	$113,897
Realized gains on securities (*)	2,565	4,103	1,538
Policy charges	12,540	12,603	13,746
Other income	1,399	1,373	1,490

Total revenues	128,324	131,008	130,671

Costs and Expenses:
Annuity benefits	61,328	60,648	58,825
Insurance acquisition expenses, net	13,765	24,210	21,327
Other expenses	14,865	14,639	14,711

Total costs and expenses	89,958	99,497	94,863

Earnings before income taxes	38,366	31,511	35,808
Provision for income taxes	(3,899)	10,175	11,758

Net Earnings Attributable to Shareholder	$42,265	$21,336	$24,050

(*) Consists of the following:
Realized gains before impairments	$2,978	$4,443	$2,620
Losses on securities with impairment	(563)	(303)	(1,046)
Non-credit portion of impairment recognized in other comprehensive income (loss)	150	(37)	(36)

Impairment impact recognized in earnings	(413)	(340)	(1,082)

Total realized gains on securities	$2,565	$4,103	$1,538

See notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In Thousands)

	Year ended December 31
	2017	2016	2015
Comprehensive Income (Loss):
Net earnings	$42,265	$21,336	$24,050
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	11,885	4,461	(24,029)
Reclassification adjustment for realized gains included in net earnings	(1,667)	(2,667)	(1,000)

Total net unrealized gains (losses) on securities	10,218	1,794	(25,029)

Total comprehensive income (loss), net of tax	$52,483	$23,130	$(979)

See notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN SHAREHOLDER’S EQUITY

(Dollars in Thousands)

	Common Shares	Common Stock and Capital Surplus	Retained Earnings	Accumulated Other Comp Inc. (Loss)	Total Shareholder’s Equity
Balance at December 31, 2014	20,000	$179,409	$102,203	$48,241	$329,853
Net earnings	—	—	24,050	—	24,050
Other comprehensive loss	—	—	—	(25,029)	(25,029)

Balance at December 31, 2015	20,000	$179,409	$126,253	$23,212	$328,874

Net earnings	—	—	21,336	—	21,336
Other comprehensive income	—	—	—	1,794	1,794

Balance at December 31, 2016	20,000	$179,409	$147,589	$25,006	$352,004

Net earnings	—	—	42,265	—	42,265
Other comprehensive income	—	—	—	10,218	10,218
Impact of the U.S. Federal tax rate change on AOCI	—	—	(7,586)	7,586	—

Balance at December 31, 2017	20,000	$179,409	$182,268	$42,810	$404,487

See notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In Thousands)

	Year ended December 31
	2017	2016	2015
Operating Activities:
Net earnings	$42,265	$21,336	$24,050
Adjustments:
Depreciation and amortization	(6,257)	(5,777)	(5,792)
Annuity benefits	61,328	60,648	58,825
Realized gains on investments	(2,565)	(4,103)	(1,538)
Deferred annuity policy acquisition costs	(12,086)	(9,995)	(10,703)
Amortization of insurance acquisition costs	9,212	19,716	16,405
Change in:
Accrued investment income	(898)	(870)	(826)
Payables to affiliates, net	(17,289)	(4,470)	3,427
Funds held as collateral	—	350	2,830
Other assets	516	(463)	(861)
Liability for funds held as collateral	—	(350)	(2,830)
Other liabilities	(221)	261	(648)
Other operating activities, net	(570)	(72)	(61)

Net cash provided by operating activities	73,435	76,211	82,278

Investing Activities:
Purchases of:
Fixed maturities	(390,863)	(415,832)	(310,601)
Equity securities	199	(133)	(1,000)
Equity options - fixed indexed annuities	(11,006)	(9,536)	(9,016)
Proceeds from:
Maturities and redemptions of fixed maturities	337,079	345,808	226,121
Sales of fixed maturities	24,260	41,801	18,407
Sales of equity maturities	205	—	1,000
Exercise of equity options - fixed indexed annuities	18,443	6,792	12,084
Other investing activities, net	1,219	979	1,150

Net cash used in investing activities	(20,464)	(30,121)	(61,855)

Financing Activities:
Annuity receipts	211,398	193,476	215,589
Annuity surrenders, benefits and withdrawals	(284,666)	(268,385)	(272,375)
Net transfers from variable annuity assets	54,036	41,802	42,635

Net cash used in financing activities	(19,232)	(33,107)	(14,151)

Net Change in Cash and Cash Equivalents	33,739	12,983	6,272
Cash and cash equivalents at beginning of year	41,153	28,170	21,898

Cash and cash equivalents at end of year	$74,892	$41,153	$28,170

See notes to financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A.	Accounting Policies

Basis of Presentation Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the State of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed-indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions. The Company operates in a single segment called Annuity.

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Events or transactions occurring subsequent to December 31, 2017, and prior to April 27, 2018 have been evaluated for potential recognition or disclosure herein.

Fair Value Measurements Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant nonrecurring fair value measurements of nonfinancial assets and liabilities in 2017 or 2016.

Investments Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income (“AOCI”) in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance.

In January 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-01, which, among other things, will require all equity securities currently classified as “available for sale” to be reported at fair value, with holding gains and losses recognized in net earnings, instead of AOCI. AILIC will be required to adopt this guidance effective January 1, 2018. At the date of adoption, the $0.6 million net unrealized gain on equity securities included in AOCI as of December 31, 2017 will be reclassified to retained earnings as the cumulative effect of an accounting change.

Premiums and discounts on fixed maturity securities are amortized using the effective interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced. If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: (i) the amount related to credit losses (recorded in earnings) and (ii) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

Derivatives Derivatives included in AILIC’s Balance Sheet are recorded at fair value. Changes in fair value of derivatives are included in earnings, unless the derivatives are designated and qualify as highly effective cash flow hedges. Derivatives that do not qualify for hedge accounting under GAAP consist primarily of (i) components of certain fixed maturity securities (primarily interest-only MBS) and (ii) the equity-based component of certain annuity products (included in annuity benefits accumulated) and related call options designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those annuity products.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

To qualify for hedge accounting, at the inception of a derivative contract, AILIC formally documents the relationship between the terms of the hedge and the hedged items and its risk management objective. This documentation includes defining how hedge effectiveness and ineffectiveness will be measured on a retrospective and prospective basis.

Changes in the fair value of derivatives that are designated and qualify as highly effective cash flow hedges are recorded in AOCI and are reclassified into earnings when the variability of the cash flows from the hedged items impacts earnings. Any hedge ineffectiveness is immediately recorded in current period earnings. When the change in the fair value of a qualifying cash flow hedge is included in earnings, it is included in the same line item in the Statement of Earnings as the cash flows from the hedged item.

Deferred Policy Acquisition Costs (“DPAC”) Policy acquisition costs (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC and certain other balance sheet amounts related to the annuity business are also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. These adjustments are included in unrealized gains (losses) on marketable securities, a component of AOCI in AILIC’s Balance Sheet.

Funds Held as Collateral AILIC receives collateral from its counterparties to support its purchased equity index call option assets. The fair value of this collateral is recorded as an asset and the offsetting obligation to return the collateral is recorded as a liability.

Annuity Benefits Accumulated Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to annuity benefit expense and decreases for policy charges are credited to policy charges revenue.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liabilities for EDAR and guaranteed withdrawals are accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Reserves for traditional fixed annuities are generally recorded at the stated account value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

Variable Annuity Assets and Liabilities Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

The Company’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Income Taxes The Company has an intercompany tax allocation agreement with AFG. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

The effect of a change in tax rates on deferred tax assets and liabilities is recorded in net earnings in the period that includes the enactment date. This includes the impact on deferred tax assets or liabilities established through AOCI, which results in an amount equal to the difference between the deferred tax at the historical corporate rate and the newly enacted rate stranded in AOCI. As permitted under guidance adopted effective December 31,2017 (ASU 2018-02), AILIC reclassified the $7.6 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings at December 31, 2017. See Note H — “Income Taxes” for further information.

Benefit Plans AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

Statement of Cash Flows For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, surrenders, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

B.	Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities, asset-backed securities, MBS and equity index call options priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information at the valuation date. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AFG’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 25 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by AFG’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing services regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in thousands):

December 31, 2017	Level 1	Level 2	Level 3	Total
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$1,480	$5,057	$—	$6,537
States, municipalities and political subdivisions	—	390,250	—	390,250
Residential MBS	—	153,601	5,282	158,883
Commercial MBS	—	72,950	450	73,400
Asset-backed securities	—	325,972	823	326,795
Corporate and other	—	1,491,786	11,115	1,502,901

Total AFS fixed maturities	1,480	2,439,616	17,670	2,458,766
Equity securities:
Common stocks	5,902	—	—	5,902
Perpetual preferred stocks	1,069	—	—	1,069
Variable annuity assets (separate accounts) (*)	—	644,496	—	644,496
Equity options - fixed indexed annuities	—	17,698	—	17,698

Total assets accounted for at fair value	$8,451	$3,101,810	$17,670	$3,127,931

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$89,002	$89,002

Total liabilities accounted for at fair value	$—	$—	$89,002	$89,002

December 31, 2016	Level 1	Level 2	Level 3	Total
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$1,493	$5,770	$—	$7,263
States, municipalities and political subdivisions	—	378,087	—	378,087
Residential MBS	—	190,975	8,800	199,775
Commercial MBS	—	130,695	1,395	132,090
Asset-backed securities	—	267,061	15,479	282,540
Corporate and other	—	1,369,902	17,684	1,387,586

Total AFS fixed maturities	1,493	2,342,490	43,358	2,387,341
Equity securities:
Common stocks	5,573	—	—	5,573
Perpetual preferred stocks	993	—	—	993
Variable annuity assets (separate accounts) (*)	—	600,064	—	600,064
Equity options - fixed indexed annuities	—	13,411	—	13,411

Total assets accounted for at fair value	$8,059	$2,955,965	$43,358	$3,007,382

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$67,794	$67,794

Total liabilities accounted for at fair value	$—	$—	$67,794	$67,794

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

There were no material transfers between Level 1 and Level 2 in 2017, 2016 or 2015. Less than 1% of total assets carried at fair value on December 31, 2017, were Level 3 assets. Approximately 32% of the Level 3 assets were MBS whose fair values were determined primarily using non-binding broker quotes for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Since internally developed Level 3 asset fair values represent less than 1% of AILIC’s shareholder’s equity, any justifiable changes in unobservable inputs used to determine internally developed fair values would not have a material impact on AILIC’s financial position.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC’s fixed-indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $89.0 million at December 31, 2017. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives. See Note E — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.2% - 2.0% over the risk free rate
Risk margin for uncertainty in cash flows	0.7% reduction in the discount rate
Surrenders	5% - 16% of indexed account value
Partial surrenders	2% - 4% of indexed account value
Annuitizations	0.1% - 1.0% of indexed account value
Deaths	0.5% - 7.0% of indexed account value
Budgeted option costs	2.2% - 3.1% of indexed account value

The range of adjustments for credit risk reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC’s individual fixed-indexed annuity products with an expected range of 8% to 10% in the majority of future calendar years (5% to 16% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flow assumptions in the table above would increase the fair value of the fixed-indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2017, 2016, and 2015 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2016	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2017
AFS fixed maturities:
Residential MBS	$8,800	$308	$(74)	$—	$(2,167)	$2,938	$(4,523)	$5,282
Commercial MBS	1,395	71	(16)	—	(1,000)	—	—	450
Asset-backed securities	15,479	(455)	(169)	1,999	(4,484)	—	(11,547)	823
Corporate and other	17,684	47	145	3,000	(2,980)	2,045	(8,826)	11,115
Embedded derivatives (*)	(67,794)	(14,694)	—	(11,216)	4,702	—	—	(89,002)

(*)	Total realized/unrealized gains (losses) included in net earnings (loss) for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $0.2 million in 2017.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2015	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2016
AFS fixed maturities:
Residential MBS	$12,220	$722	$(177)	$734	$(2,754)	$—	$(1,945)	$8,800
Commercial MBS	3,177	(22)	(57)	—	(981)	—	(722)	1,395
Asset-backed securities	13,779	(13)	(38)	2,000	(2,338)	4,689	(2,600)	15,479
Corporate and other	17,017	(5)	(747)	—	(1,025)	2,444	—	17,684
Embedded derivatives (*)	(58,172)	(8,600)	—	(5,554)	4,532	—	—	(67,794)

(*)	Total realized/unrealized gains (losses) included in net earnings (loss) for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $2.1 million in 2016.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2014	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2015
AFS fixed maturities:
Residential MBS	$20,310	$498	$(42)	$—	$(2,440)	$2,221	$(8,327)	$12,220
Commercial MBS	3,615	(46)	(132)	—	(260)	—	—	3,177
Asset-backed securities	14,899	(14)	(68)	1,000	(4,342)	4,205	(1,901)	13,779
Corporate and other	17,228	232	(413)	—	(1,967)	1,937	—	17,017
Embedded derivatives (*)	(55,653)	(841)	—	(5,569)	3,891	—	—	(58,172)

(*)	Total realized/unrealized gains (losses) included in net earnings (loss) for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $1.0 million in 2015.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Fair Value of Financial Instruments The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands):

	Carrying Value	Fair Value	Level 1	Level 2	Level 3
2017
Financial assets:
Cash and cash equivalents	$74,892	$74,892	$74,892	$—	$—
Policy loans	57,048	57,048	—	—	57,048

Total financial assets not accounted for at fair value	$131,940	$131,940	$74,892	$—	$57,048

Financial liabilities:
Annuity benefits accumulated (*)	$2,279,441	$2,232,018	$—	$—	$2,232,018

Total financial liabilities not accounted for at fair value	$2,279,441	$2,232,018	$—	$—	$2,232,018

2016
Financial assets:
Cash and cash equivalents	$41,153	$41,153	$41,153	$—	$—
Policy loans	58,267	58,267	—	—	58,267

Total financial assets not accounted for at fair value	$99,420	$99,420	$41,153	$—	$58,267

Financial liabilities:
Annuity benefits accumulated (*)	$2,226,094	$2,170,494	$—	$—	$2,170,494

Total financial liabilities not accounted for at fair value	$2,226,094	$2,170,494	$—	$—	$2,170,494

(*)	Excludes $9,415 and $9,265 of life contingent annuities in the payout phase at December 31, 2017 and 2016, respectively.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

C.	Balance Sheet Impact of Net Unrealized Gains on Securities

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to the annuity business be adjusted to the extent that unrealized gains and losses from securities would result in adjustment to those balances had the unrealized gains or losses actually been realized. The following table shows (in thousands) the components of the net unrealized gain on securities is included in AOCI in AILIC’s Balance Sheet:

	Asset (Liability) before Unrealized	Impact of Unrealized Gains	Carrying Value of Asset (Liability)
December 31, 2017
Fixed maturities	$2,366,739	$92,027	$2,458,766
Equity securities (*)	6,209	762	6,971
Deferred policy acquisition costs	125,205	(36,567)	88,638
Annuity benefits accumulated	(2,286,821)	(2,035)	(2,288,856)

Unrealized gain, pretax		54,187
Deferred tax on unrealized gain		(11,377)

Unrealized gain, after tax (included in AOCI)		$42,810

December 31, 2016
Fixed maturities	$2,319,233	$68,108	$2,387,341
Equity securities	6,517	49	6,566
Deferred policy acquisition costs	122,521	(28,492)	94,029
Annuity benefits accumulated	(2,234,164)	(1,195)	(2,235,359)

Unrealized gain, pretax		38,470
Deferred tax on unrealized gain		(13,464)

Unrealized gain, after tax (included in AOCI)		$25,006

(*)	As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities currently classified as “available for sale” will be required to be carried at fair value through net earnings instead of AOCI.

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

D.	Investments

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2017				2016
	Amortized Cost	Fair Value	Gross Unrealized		Amortized Cost	Fair Value	Gross Unrealized
			Gains	Losses			Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$6,309	$6,537	$231	$(3)	$6,909	$7,263	$354	$—
States, municipalities and political subdivisions	376,965	390,250	14,290	(1,005)	368,401	378,087	13,367	(3,681)
Residential MBS	138,951	158,883	20,164	(232)	180,346	199,775	20,039	(610)
Commercial MBS	70,677	73,400	2,774	(51)	128,042	132,090	4,155	(107)
Asset-backed securities	324,251	326,795	3,644	(1,100)	283,809	282,540	1,461	(2,730)
Corporate and other	1,449,586	1,502,901	55,618	(2,303)	1,351,726	1,387,586	45,164	(9,304)

Total fixed maturities	$2,366,739	$2,458,766	$96,721	$(4,694)	$2,319,233	$2,387,341	$84,540	$(16,432)

Common stocks	$5,209	$5,902	$693	$—	$5,517	$5,573	$239	$(183)

Perpetual preferred stocks	$1,000	$1,069	$69	$—	$1,000	$993	$—	$(7)

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at December 31, 2017 and 2016, respectively, were $18.3 million and $21.0 million. Gross unrealized gains on such securities at December 31, 2017 and December 31, 2016 were $12.6 million and $11.7 million, respectively. Gross unrealized losses on such securities at December 31, 2017 and December 31, 2016 were $0.4 million and $0.3 million, respectively. These amounts represent the non-credit other-than-temporary impairment charges recorded in AOCI adjusted for subsequent changes in fair values and relate primarily to residential MBS.

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2017 and 2016.

	Less Than Twelve Months			Twelve Months or More
2017	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$(2)	$1,270	100%	$(1)	$210	100%
States, municipalities and political subdivision	(355)	36,667	99%	(650)	19,886	97%
Residential MBS	(10)	745	99%	(222)	4,700	95%
Commercial MBS	(51)	8,630	99%	—	—	—%
Asset-backed securities	(252)	46,249	99%	(848)	26,266	97%
Corporate and other	(1,239)	117,278	99%	(1,064)	45,501	98%

Total fixed maturities	$(1,909)	$210,839	99%	$(2,785)	$96,563	97%

Common stocks	$—	$—	—%	$—	$—	—%

Perpetual preferred stocks	$—	$—	—%	$—	$—	—%

	Less Than Twelve Months			Twelve Months or More
2016	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$210	100%	$—	$—	—%
States, municipalities and political subdivision	(3,613)	107,822	97%	(68)	1,556	96%
Residential MBS	(265)	18,068	99%	(345)	9,251	96%
Commercial MBS	(107)	8,954	99%	—	—	—%
Asset-backed securities	(1,716)	87,233	98%	(1,014)	33,454	97%
Corporate and other	(7,762)	318,017	98%	(1,542)	25,600	94%

Total fixed maturities	$(13,463)	$540,304	98%	$(2,969)	$69,861	96%

Common stocks	$(183)	$2,944	94%	$—	$—	—%

Perpetual preferred stocks	$(7)	$993	99%	$—	$—	—%

At December 31, 2017, the gross unrealized losses on fixed maturities of $4.7 million relate to 188 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 81% of the gross unrealized loss and 94% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer SEC filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2017, AILIC recorded less than $1 million in other-than-temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2017. As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities currently classified as “available for sale” will be required to be carried at fair value through net earnings instead of accumulated other comprehensive income and will therefore no longer be evaluated for other-than-temporary impairment.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in thousands).

	2017	2016	2015
Balance at January 1	$18,207	$19,054	$19,756
Additional credit impairments on:
Previously impaired securities	13	85	66
Securities without prior impairments	477	17	28
Reductions - disposals	(969)	(949)	(796)

Balance at December 31	$17,728	$18,207	$19,054

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2017 (in thousands). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized Cost	Fair Value
		Amount	%
Maturity
One year or less	$19,970	$20,326	1%
After one year through five years	546,795	570,518	23%
After five years through ten years	991,835	1,025,538	42%
After ten years	274,260	283,306	12%

	1,832,860	1,899,688	78%
MBS (average life of approximately 5 years)	209,628	232,283	9%
Asset-backed securities (average life of approximately 5 years)	324,251	326,795	13%

Total	$2,366,739	$2,458,766	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

There were no investments in individual issuers that exceeded 10% of Shareholder’s Equity at December 31, 2017 or 2016.

The following table shows (in thousands) investment income earned and investment expenses incurred.

	2017	2016	2015
Investment income:
Fixed maturities	$107,124	$108,661	$109,750
Equity securities	718	705	798
Policy loans	3,968	4,043	4,031
Other	526	114	58

Gross investment income	112,336	113,523	114,637
Investment expenses	(516)	(594)	(740)

Net investment income	$111,820	$112,929	$113,897

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management fees charged by this subsidiary of $0.3 million in 2017, $0.4 million in 2016 and $0.5 million in 2015.

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed Maturities	Equity Securities	Other*	Tax Effects	Total
Year ended December 31, 2017
Realized before impairments	$2,347	$8	$623	$(1,043)	$1,935
Realized - impairments	(542)	(109)	238	145	(268)
Change in unrealized	23,919	713	(8,915)	2,087	17,804

Year ended December 31, 2016
Realized before impairments	$3,930	$65	$448	$(1,555)	$2,888
Realized - impairments	(282)	(185)	127	119	(221)
Change in unrealized	2,847	532	(620)	(965)	1,794

Year ended December 31, 2015
Realized before impairments	$2,354	$—	$266	$(917)	$1,703
Realized - impairments	(1,495)	(200)	613	379	(703)
Change in unrealized	(68,424)	(1,004)	30,923	13,476	(25,029)

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the statement of cash flows consisted of the following (in thousands):

	2017	2016	2015
Fixed maturities:
Gross gains	$3,892	$4,457	$2,524
Gross losses	(1,626)	(505)	(176)

Equity securities:
Gross gains	8	65	—
Gross losses	—	—	—

E.	Derivatives

As discussed under “Derivatives” in Note A – “Accounting Policies” to the financial statements, AILIC uses derivatives in certain areas of its operations.

Derivatives That Do Not Qualify for Hedge Accounting The following derivatives that do not qualify for hedge accounting under GAAP are included AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2017		December 31, 2016
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$540	$—	$516	$—
Fixed-indexed annuities (embedded derivatives)	Annuity benefits accumulated Equity options - fixed indexed	—	89,002	—	67,794
Equity index call options	annuities	17,698	—	13,411	—

		$18,238	$89,002	$13,927	$67,794

The MBS with embedded derivatives consist primarily of interest-only MBS with interest rates that float inversely with short-term rates. AILIC records the entire change in the fair value of these securities in earnings. These investments are part of AILIC’s overall investment strategy and represent a small component of AILIC’s overall investment portfolio.

AILIC’s fixed-indexed annuities, which represent approximately one-third of annuity benefits accumulated at December 31, 2017, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market or other financial index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives that do not qualify for hedge accounting for 2017, 2016 and 2015 (in thousands):

Derivative	Statement of Earnings Line	2017	2016	2015
MBS with embedded derivatives	Realized gains on securities	$81	$(34)	$(62)
Fixed-indexed annuities
(embedded derivatives)(*)	Annuity benefits	(14,694)	(8,600)	(841)
Equity index call options	Annuity benefits	(11,724)	(3,553)	(1,327)

		$(26,337)	$(12,187)	$(2,230)

(*)The change in fair value of the embedded derivative includes gains (losses) related to unlocking of actuarial assumptions of ($0.2) million in 2017, ($2.1) million in 2016 and ($1.0) million in 2015.

F.	Deferred Policy Acquisition Costs

A progression of deferred policy acquisition costs is presented below (in thousands):

	Deferred Costs	Sales Inducements	Unrealized	Total
Balance at December 31, 2014	$115,836	$23,930	$(58,210)	$81,556
Additions	10,703	1,612	—	12,315
Amortization:
Periodic amortization	(20,852)	(3,435)	—	(24,287)
Annuity unlocking	4,447	389	—	4,836
Included in realized gains	749	116	—	865
Change in unrealized	—	—	30,254	30,254

Balance at December 31, 2015	110,883	22,612	(27,956)	105,539

Additions	9,995	1,216	—	11,211
Amortization:
Periodic amortization	(18,679)	(3,034)	—	(21,713)
Annuity unlocking	(1,037)	(19)	—	(1,056)
Included in realized gains	520	64	—	584
Change in unrealized	—	—	(536)	(536)

Balance at December 31, 2016	101,682	20,839	(28,492)	94,029

Additions	12,086	1,375	—	13,461
Amortization:
Periodic amortization	(15,363)	(2,814)	—	(18,177)
Annuity unlocking	6,151	391	—	6,542
Included in realized gains	736	122	—	858
Change in unrealized	—	—	(8,075)	(8,075)

Balance at December 31, 2017	$105,292	$19,913	$(36,567)	$88,638

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

G.	Shareholder’s Equity

Accumulated Other Comprehensive Income, Net of Tax Comprehensive income is defined as all changes in Shareholder’s Equity except those arising from transactions with shareholders. Comprehensive income includes net earnings and other comprehensive income, which consists of changes in net unrealized gains or losses on available for sale securities.

The progression of the components of accumulated other comprehensive income follows (in thousands):

		Other Comprehensive Income
	AOCI Beginning Balance	Pretax	Tax	Net of tax	Other (c)	AOCI Ending Balance
Year ended December 31, 2017
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$18,282	$(6,397)	$11,885
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(2,565)	898	(1,667)

Total net unrealized gains on securities (b)	$25,006	$15,717	$(5,499)	$10,218	$7,586	$42,810

Year ended December 31, 2016
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$6,862	$(2,401)	$4,461
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(4,103)	1,436	(2,667)

Total net unrealized gains on securities (b)	$23,212	$2,759	$(965)	$1,794	$—	$25,006

Year ended December 31, 2015
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$(36,967)	$12,938	$(24,029)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(1,538)	538	(1,000)

Total net unrealized gains on securities (b)	$48,241	$(38,505)	$13,476	$(25,029)	$—	$23,212

(a)	The reclassification adjustment out of net unrealized gains on securities affected the following lines in AILIC’s Statement of Earnings

OCI component	Affected line in the Statement of Earnings
Pretax	Realized gains on securities
Tax	Provision for income taxes

(b)	Includes net unrealized gains of $5.6 million at December 31, 2017, and $4.2 million at both December 31, 2016 and 2015, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.

(c)	Other includes the December 2017 reclassification of $7.6 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings (see Note A – “Accounting Policies – Income Taxes”).

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

H.	Income Taxes

The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in the

Statement of Earnings (dollars in thousands):

	2017		2016		2015
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$38,366		$31,511		$35,808

Income taxes at statutory rate	$13,428	35%	$11,029	35%	$12,533	35%
Effect of permanent items:
Dividends received deduction	(1,036)	(3%)	(1,049)	(3%)	(917)	(3%)
Change in U.S. corporate tax rate	(16,308)	(43%)	—	—%	—	—%
Other	17	0%	195	1%	142	0%

Provision for income taxes as shown in the Statement of Earnings	$(3,899)	(11%)	$10,175	33%	$11,758	32%

The Tax Cuts and Jobs Act of 2017 (“TCJA”), which lowers the U.S corporate tax rate to 21% and makes other widespread changes to the U.S. tax code beginning in 2018, was enacted on December 22, 2017. Because the TCJA was enacted in December 2017, AILIC recorded the $16.3 million decrease in its net deferred tax asset resulting from the changes in the tax code (primarily the lower corporate tax rate applicable to 2018 and future years) in the fourth quarter of 2017.

The TCJA is subject to further clarification and interpretation by the U.S. Treasury Department and the Internal Revenue Service. For example, the TCJA changes the way that companies calculate their insurance claims and reserves for tax purposes, including revaluing those tax basis liabilities as of January 1, 2018, based on a methodology and discount factors that have not been published. The resulting transitional deferred tax liability (taxes payable over eight years under the TCJA) and offsetting increase in AILIC’s insurance claims and reserves deferred tax assets, were recorded at December 31, 2017 using reasonable estimates based on available information and should be considered provisional in accordance with the Securities and Exchange Commission Staff Accounting Bulletin No. 118 (“SAB 118”). Because the established transition liability was completely offset by an increase in related deferred tax assets, any adjustment to the provisional amount will not impact AILIC’s effective tax rate. In accordance with SAB 118, the insurance claims and reserves transitional deferred tax liability (and offsetting adjustment to the related deferred tax assets) and any other changes in deferred taxes resulting from clarification and interpretation of the TCJA provided during 2018 will be recorded in the period in which the guidance is published.

AILIC’s 2012- 2017 tax years remain subject to examination by the Internal Revenue Service (“IRS”).

AILIC did not have any earnings or losses subject to tax in a foreign jurisdiction for the years ended December 31, 2017, 2016 and 2015.

The total income tax provision (credit) consists of (in thousands):

	2017	2016	2015
Current taxes:
Federal	$11,412	$13,621	$9,725
State	125	299	173
Deferred taxes:
Federal	872	(3,745)	1,860
Impact of change in U.S. corporate tax rate	(16,308)	—	—

Total Federal deferred taxes	(15,436)	(3,745)	1,860

Provision for income taxes	$(3,899)	$10,175	$11,758

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

	2017			2016
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$16,418	$427	$16,845	$22,186	$418	$22,604
Other, net	282	—	282	391	—	391

Total deferred tax assets	16,700	427	17,127	22,577	418	22,995
Deferred tax liabilities:
Investment securities	(1,223)	(19,483)	(20,706)	(1,115)	(23,854)	(24,969)
Insurance claims and reserves transition liability	(2,549)	—	(2,549)	—	—	—
Deferred policy acquisition costs	(26,013)	7,679	(18,334)	(42,399)	9,972	(32,427)

Total deferred tax liabilities	(29,785)	(11,804)	(41,589)	(43,514)	(13,882)	(57,396)

Net deferred tax liabilities	$(13,085)	$(11,377)	$(24,462)	$(20,937)	$(13,464)	$(34,401)

The decrease in AILIC’s net deferred tax asset at December 31, 2017 compared to December 31, 2016 reflects the impact of the change in the U.S. corporate tax rate.

The likelihood of realizing deferred tax assets is reviewed periodically; any adjustments required to the valuation allowance are made in the period during which developments requiring an adjustment become known.

AILIC did not have a liability for uncertain tax positions during 2017, 2016 or 2015.

Cash payments for income taxes, net of refunds, were $15.5 million, $14.3 million and $8.2 million in 2017, 2016 and 2015, respectively.

I.	Contingencies

AILIC is involved in litigation from time to time, generally arising in the ordinary course of business. This litigation may include, but is not limited to, general commercial disputes, lawsuits brought by policyholders, employment matters, reinsurance collection matters and actions challenging certain business practices of insurance subsidiaries. None of these matters are expected to have a material adverse impact on AILIC’s results of operations or financial condition.

J.	Insurance

At December 31, 2017, U.S. Treasury Notes with a fair value of $7.6 million were on deposit as required by the insurance departments of various states.

Statutory Information AILIC is required to file financial statements with state insurance regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Net earnings and capital surplus on a statutory basis for the Company were as follows (in thousands)

Net Earnings			Capital and Surplus
2017	2016	2015	2017	2016
$23,765	$18,841	$25,032	$294,698	$269,447

The National Association of Insurance Commissioners’ (“NAIC”) model law for risk based capital (“RBC”) applies to life insurance companies. RBC formulas determine the amount of capital that an insurance company needs so that is has an acceptable expectation of not becoming financially impaired. Companies below specific trigger points or ratios are subject to regulatory action. At December 31, 2017 and 2016, AILIC’s capital ratio substantially exceeded the RBC requirements. The Company did not use any prescribed or permitted statutory accounting practices that differed from the NAIC statutory accounting practices at December 31, 2017 or 2016.

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

The maximum amount of dividends that can be paid to stockholders in 2018 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2018 without prior approval is $29.2 million, based on policyholder surplus.

Fixed Annuities For certain products, the liability for “annuity benefits accumulated” includes reserves for excess benefits expected to be paid on future deaths and annuitizations and guaranteed withdrawal benefits. The liabilities included in AILIC’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in thousands):

	2017	2016
Excess death and annuitization	$602	$695
Guaranteed withdrawal benefits	4,604	3,489

Variable Annuities At December 31, 2017, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) on AILIC’s variable annuity policies exceeded the fair value of the underlying variable annuities by $15.4 million, compared to $20.4 million at December 31, 2016. Death benefits paid in excess of the variable annuity account balances were $0.1 million in 2017, $0.5 million in 2016 and $0.3 million in 2015.

K.	Additional Information

Related Parties Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2017, 2016 and 2015, AILIC paid $16.0 million, $15.4 million and $15.3 million, respectively, for services to affiliates.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. AILIC paid $3.5 million in 2017, $3.8 million in 2016 and $4.5 million in 2015 to GAA, 100% of which was paid to other broker/dealers as commissions. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., an independent broker dealer.

Benefit Plans AILIC expensed approximately $0.4 million in both 2017 and 2016 and $0.3 million in 2015 for its retirement and employee savings plans.

25

PART C. Other Information

Note:	This Part C contains information related to The Commodore Nauticus® Variable Contract (File No. 33-59861), and Annuity Investors Variable Account A.

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account A. 1/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements.

(a)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/

(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 12/

(4)	Group Contract Forms, Certificate Forms and Endorsements.

(a)	Group Contract Forms and Endorsements

(i)	Form of Group Flexible Premium Deferred Annuity Contract. 1/

(ii)	Form of Enhanced Group Flexible Premium Deferred Annuity Contract. 1/

(iii)	Form of Loan Endorsement to Group Contract. 1/

(iv)	Form of Employer Plan Endorsement to Group Contract. 1/

(v)	Form of Tax Sheltered Annuity Endorsement to Group Contract. 1/

(vi)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 1/

(vii)	Form of Long-Term Care Waiver Rider to Group Contract. 1/

(viii)	Form of Section 457 Plan/Deferred Compensation Endorsement to Group Contract. 1/

(ix)	Revised Form of Employer Plan Endorsement to Group Contract. 4/

(x)	Revised Form of Tax Sheltered Annuity Endorsement Group Contract. 4/

(xi)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 4/

(xii)	Form of Governmental Section 457 Plan Endorsement to Group Contract. 4/

(xiii)	Form of Settlement Options Endorsement to Certificate 16/

(b)	Certificate of Participation Forms and Endorsements.

(i)	Form of Certificate of Participation. 1/

1

(ii)	Form of Certificate of Participation under Enhanced Contract. 1/

(iii)	Form of Loan Endorsement to Certificate. 1/

(iv)	Form of Employer Plan Endorsement to Certificate. 1/

(v)	Form of Tax Sheltered Annuity Endorsement to Certificate. 1/

(vi)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. 1/

(vii)	Form of Long-Term Care Waiver Rider to Certificate. 1/

(viii)	Form of Deferred Compensation Endorsement to Certificate. 5/

(ix)	Revised Form of Employer Plan Endorsement to Certificate. 4/

(x)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate. 4/

(xi)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. 4/

(xii)	Form of Governmental Section 457 Plan Endorsement to Certificate. 4/

(c)	Group Contract Form and Certificate of Participation for use in South Dakota. 1/

(i)	Form of Group Flexible Premium Deferred Annuity Contract for use in South Dakota. 6/

(ii)	Form of Certificate of Participation for use in South Dakota. 6/

(d)	Group Contract Form and Certificate of Participation Form for use in Wisconsin.

(i)	Form of Group Flexible Premium Deferred Annuity Contract for use in Wisconsin. 6/

(ii)	Form of Certificate of Participation for use in Wisconsin. 6/

(e)	Certificate of Participation Form for use in North Dakota.

(i)	Form of Certificate of Participation for use in North Dakota. 6/

(f)	Form of Endorsement for use in Virginia.

(i)	Form of Employer Plan Endorsement to Group Contract for use in Virginia. 6/

(ii)	Form of Employer Plan Endorsement to Certificate of Participation for use in Virginia. 6/

(iii)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract for use in Virginia. 6/

(iv)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation for use in Virginia. 6/

(v)	Form of Tax Sheltered Annuity Endorsement to Group Contract for use in Virginia. 6/

(g)	Form of Successor Owner Endorsement to Group Contract. 8/

(h)	Form of Successor Owner Endorsement to Certificate of Participant under a Group Contract. 8/

(i)	Form of Texas Optional Retirement Program Endorsement to Group Contract. 10/

2

(j)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 10/

(k)	Form of Individual Retirement Annuity Endorsement to Group Contract. 11/

(l)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

(m)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 11/

(n)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

(o)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 11/

(p)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

(5)	Applications.

(a)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 1/

(i)	Alternative Form of Application. 7/

(ii)	Alternative Form of Application. 4/

(b)	Form of Participant Enrollment Form under a Group Flexible Premium Deferred Annuity Contract (ERISA). 1/

(c)	Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity Contract (Non-ERISA). 7/

(d)	Revised form of Application for Group Flexible Premium Deferred Annuity Contract and Individual Flexible Premium Deferred Annuity Contract or Certificate of Participation under a Group Contract. 13/

(6)	Organizational Documents.

(a)	Articles of Incorporation of Annuity Investors Life Insurance Company®. 7/

(i)	Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/

(b)	Code of Regulations of Annuity Investors Life Insurance Company®. 6/

(7)	Not Applicable.

(8)	Other Material Contracts.

GREAT AMERICAN FINANCIAL RESOURCES, INC.

(a)	Service Agreement (GAFRI) between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

(b)	Agreement (GAA) between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

(c)	Investment Services Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

3

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(d)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc. and AIM Variable Insurance Funds. 21/

(i)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective July 1, 2002, to Participation Agreement. 21/

(ii)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment dated April 30, 2004 to Participation Agreement. 15/

(iii)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective May 1, 2008 to Participation Agreement. 20/

(iv)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 23/

(e)	AIM (Invesco): AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 20/

(i)	AIM (Invesco): Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 20/

AMERICAN CENTURY

(f)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 15/

(g)	American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company® dated October 16, 2006. 20/

(i)	American Century: Novation Agreement by and among American Century Services, Inc. and Annuity Investors Life Insurance Company® effective as of February 16, 2010. 22/

BLACKROCK

(h)	Merrill Lynch: Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 14/

(i)	Merrill Lynch: Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Asset Management, L.P. 6/

(i)	BlackRock: Amendment to Agreement dated December 8, 1995, effective as of October 1, 2010, among BlackRock Advisors, LLC, BlackRock Variable Series Funds, Inc. and Annuity Investors Life Insurance Company. 23/

(j)	Merrill Lynch Variable Series Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 2/

(i)	Merrill Lynch Variable Series Funds: Amended and Restated Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 2/

(ii)	Merrill Lynch Variable Series Funds: Amendment to Amended and Restated Fund Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 14/

(k)	BlackRock: Fund Participation Agreement dated as of February 1, 2011, effective as of April 1, 2011, among BlackRock Variable Series, BlackRock Investments, LLC and Annuity Investors Life Insurance Company. 23/

4

(l)	BlackRock: Administrative Services dated as of February 23, 2011, effective as of April 1, 2011, between BlackRock Advisors, LLC and Annuity Investors Life Insurance Company. 23/

DREYFUS VARIABLE INVESTMENT FUND

(m)	Dreyfus Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus: Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 7/

(i)	Dreyfus: Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company®. 15/

(ii)	Dreyfus: 2006 Supplemental Agreement (including Rule22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 20/

(iv)	Dreyfus: Amendment No. 4 to Fund Participation Agreement, dated October 12, 2011, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 24/

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND

(n)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund, Inc.: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 24/

DREYFUS STOCK INDEX FUND

(o)	Dreyfus Stock Index Fund: Participant Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/

(i)	Dreyfus Stock Index Fund, Inc.: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement, dated November 21, 1995 as amended between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund, Inc. 24/

DEUTSCHE

(p)	Deutsche (formerly DWS) Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds. 20/

(i)	Deutsche (formerly DWS) Investment VIT Funds: Amendment dated May 1, 2015 to Participation Agreement. 25/

(q)	Deutsche (formerly DWS): Service Agreement between Bankers Trust Company (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company®. 9/

(r)	Deutsche (formerly DWS): Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 20/

(s)	Deutsche (formerly DWS): Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 20/

JANUS ASPEN SERIES

(t)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/

(i)	Janus Aspen Series: Amendment to Participation Agreement as of December 1, 2005. 19/

5

(u)	Janus: Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 7/

(v)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 16, 2004. 20/

MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS (FKA VAN KAMPEN)

(x)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.). 7/

(i)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated May 1, 2015 to Participation Agreement. 25/

(ii)	Morgan Stanley (formerly Van Kampen): Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 25/

(y)	Morgan Stanley (formerly Van Kampen): Service Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Asset Management, Inc. 4/

(i)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Servicing Agreement dated May 1, 2015. 25/

(z)	Morgan Stanley (formerly Van Kampen): Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 20/

OPPENHEIMER VARIABLE ACCOUNT FUNDS

(aa)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 17/

(bb)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 20/

PIMCO VARIABLE INSURANCE TRUST

(cc)	PIMCO Variable Insurance Trust: Participation Agreement dated as of July 1, 2002 by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. 23/

(i)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 15/

(ii)	PIMCO Variable Insurance Trust: Amendment effective May 1, 2005 to Participation Agreement. 19/

(iii)	PIMCO Variable Insurance Trust: Rule 22c-2 Amendment dated April 4, 2007 to Participation Agreement. 20/

(iv)	PIMCO Variable Insurance Trust: Novation of and Amendment to Participation Agreement dated December 8, 2010, by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 23/

(v)	PIMCO Variable Insurance Trust: Amendment dated May 1, 2015 to Participation Agreement. 25/

(dd)	PIMCO Variable Insurance Trust: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 24/

6

(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW/

(99.1)	AFG Organizational Chart as of December 31, 2017. FW/

1/	Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 on November 8, 1995.
2/	Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 on December 4, 1995.
3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B 1933 Act File No. 333-19725 on November 17, 1998.
4/	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 on April 29, 1998.
5/	Incorporated by reference to Form N-4 on June 2, 1995.
6/	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 on April 24, 1996.
7/	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 on April 29, 1997
8/	Incorporated by reference to Post-Effective Amendment to No. 5, filed on behalf of Annuity Investors® Variable Account B 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 26, 1999.
9/	Incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File 811-07299 on February 26, 1999.
10/	Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on June 3, 1997.
11/	Incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 1, 1999.
12/	Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 28, 2000.
13/	Incorporated by reference to Post Effective Amendment No. 8, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 30, 2001.
14/	Incorporated by reference to Post Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on or about April 29, 2004.
15/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88302, 1940 Act File No. 811-21095, on or about March 1, 2005.
16/	Incorporated by reference to Post-Effective Amendment No. 9 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299, on or about March 1, 2005.
17/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409 1940 Act File No. 811-07299, on or about April 29, 2005.
18/	Incorporated by reference to Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861 1940 Act File No. 811-07299, on or about April 29, 2005.
19/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on May 1, 2006.
20/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, on or about April 30, 2009.

7

21/	Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095 on or about April 29, 2004.
22/	Incorporated by reference to Post-Effective Amendment No. 3, filed on behalf of Annuity Investors Variable Account C, 1933 Act File No. 333-148387, 1940 Act File No. 811-21095 on or about April 28, 2010.
23/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861(NAUTICUS), 1940 Act File No. 811-07299, on or about April 22, 2011.
24/	Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861(NAUTICUS), 1940 Act File No. 811-07299, on or about April 30, 2013.
25/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095, on or about April 30, 2015.
FW/	Filed herewith.

8

Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Stephen Craig Lindner	Director & Chief Executive Officer
Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer & Treasurer
Mark F. Muething	Director, President & Assistant Secretary
Michael J. Prager	Director
Jeffrey G. Hester	Director
John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer
Adrienne Baglier	Senior Vice President-Operations
Michael H. Haney	Vice President
Rebecca Schriml	Vice President
Brian Sponaugle	Vice President
Richard L. Sutton	Assistant Vice President & Appointed Actuary
Eugene M. Breen	Appointed Actuary
H. Kim Baird	Assistant Treasurer
William C. Ellis	Assistant Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company®, is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

Annuity Investors ® Variable Account A is a segregated asset account of Annuity Investors Life Insurance Company. ®

A chart indicating the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27. Number of Certificate Owners

As of February 28, 2018, there were 1,922 Participants (Certificate Owners) in 129 Group Contracts.

Item 28. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporations shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such is claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

9

Item 29.	Principal Underwriter

(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director
Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer
Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office located at 301 East Fourth Street, Cincinnati OH 45202.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

10

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 27 to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 19, 2018.

ANNUITY INVESTORS® VARIABLE ACCOUNT A

(Registrant)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

(Depositor)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ S. Craig Lindner	Chief Executive Officer & Director
S. Craig Lindner*	April 19, 2018

/s/ Christopher P. Miliano	Executive Vice President, Chief Financial Officer, Treasurer & Director
Christopher P. Miliano*	April 19, 2018

/s/ Mark F. Muething	President, Assistant Secretary & Director
Mark F. Muething*	April 19, 2018

/s/ Michael J. Prager	Director
Michael J. Prager*	April 19, 2018

/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 19, 2018

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact	April 19, 2018

11

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

(10)	Consent of Independent Registered Public Accounting Firm.

(99)	Powers of Attorney.

(99.1)	AFG Organizational Chart as of December 31, 2017.

12